As filed with the Securities and Exchange Commission on March 2, 2016
Registration No.333-148723
Registration No.811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. (160)	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. (161)	[X]

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b);
[ ]	On _____________ pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	On ______________ (date) pursuant to paragraph (a)(1);
[X]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	On _________ (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

|   | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

The Vest Family of Funds

PROSPECTUS
May __, 2016

Vest Armor S&P 500® Fund
Investor Class Shares (XXXXX)
Institutional Class Shares (XXXXX)

This prospectus describes the Vest Armor S&P 500® Fund. The Vest Armor S&P 500® Fund is authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY

Investment Objective

The Vest Armor S&P 500® Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect Index (the “SPPRO Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.52%	0.52%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.52%	1.27%

Fee Waivers and/or Expense Reimbursements(2)	(0.02%)	(0.02%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$478.32
Institutional Class Shares	$127.34	$400.79

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund generally invests in a series of 12 monthly rolling “tranches” with each tranche seeking a target return over approximately one-year.

Each monthly tranche seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P500 Index from third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”):

•	If the S&P500 Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by the percentage increase of the S&P500 Index, up to a maximum return that is determined at the start of the tranche holding period.

•	If the S&P500 Index decreases over the tranche holding period by [10%] or less (the “Buffer Amount”), the tranche seeks to provide with a total return of zero.

•	If the S&P500 Index decrease over the tranche holding period by more than [10%], the tranche seeks to provide with a total return loss that is 10% less than percentage loss on the S&P500 Index with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy for each monthly tranche, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

The SPPRO Index is an equally weighted average of the twelve (12) CBOE® Buffer Protect S&P 500® Indices that correspond to each month of the year (e.g., the CBOE® Buffer Protect S&P 500® January Index, the CBOE® Buffer Protect S&P 500® February Index, . . .etc.). The SPPRO Index is rebalanced each month. The methodology for the SPPRO Index, as well as each of the monthly CBOE® Buffer Protect S&P 500® Indices was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. Each of the monthly indices measures the performance of a portfolio of hypothetical exchange traded FLexible

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EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. Each of the monthly indices is designed to track the returns of a hypothetical investment that, over a period of approximately one year, seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a non-diversified portfolio for each monthly tranche that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO Index to mitigate losses when the S&P 500® declines in exchange for accepting a limit on gains when the S&P 500® increases. In seeking to track the SPPRO Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index ( “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options that will be used by the Fund seek to protect in each monthly tranche an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap.Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

The Fund generally invests in a series of 12 monthly rolling “tranches” with each tranche having approximately a one-year term. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time. The Fund expects that its assets will generally be invested evenly across the monthly tranches, thereby continuously protecting an investment against downturns and sacrificing upswings.

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The strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at expiration from the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be have a net obligation from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

The Fund will implement its investment strategy directly or by investing in other mutual funds advised by the Adviser. To the extent that the Fund invest other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the monthly CBOE® Buffer Protect S&P 500® Indices (“Monthly Funds”). There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds. Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year). Each tranche will be constructed with FLEX Options as described above. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset or the value of the S&P® 500 Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset or the value of the S&P® 500 Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset or the value of the S&P® 500 Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset or the value of the S&P® 500 Index) and fixed income securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly

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can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options

Index Limitations. The SPPRO Index, as well as each of the monthly CBOE® Buffer Protect S&P 500® Indices are designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO Index and each of the monthly CBOE® Buffer Protect S&P 500® Indices do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

Equity Risk. The SPPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

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Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The return of each monthly tranche or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based an assumption of holding the investment for one year, the price performance of the S&P® 500 Index or the Reference Asset, and the maximum capped return. Because the each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the Reference Index or Reference Asset.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

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The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that

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required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for units.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

VestSM Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Johnathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to Vest Armor S&P 500® Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Fund toll free at 855-505-VEST (8378). Purchases and

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redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares. Subsequent investments must be in amounts of $100 or more for Investor Class Shares and Institutional Class Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

The Vest Armor S&P 500® Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect Index. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

Under normal conditions, the Fund’s portfolio consists of six kinds of FLEX Options referred to as the Purchased Call Options, Purchased Put Options, Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options (each of these is further described below). The Purchased Call Options and Purchased Put Options may be referred to as the “Purchased Options.” The Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options may be referred to as the “Written Options.” The Purchased Call Options, Written Type A Call Options and Written Type B Call Options together may be referred to as the “Call Options.” The Purchased Put Options, Written Type A Put Options and Written Type B Put Options may be referred to as the “Put Options”.

The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The Options are listed on the Chicago Board Options Exchange. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof (i.e. the purchaser of the option) to purchase (for the call options) or sell (for the put options) 100 shares of the Reference Asset at the strike price.

The Fund is designed so that any amount owed by the Fund on the Written Options will be covered by payouts at expiration from the Purchased Options. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. The OCC and securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts. Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be required to post any additional collateral for the options. [It is possible that applicable regulations governing the Fund’s utilization of the FLEX Options may change at some point in the future in which case the Fund will conform to such requirements and, accordingly, its obligations to cover its positions may change.]

     Purchased Call Options. The “Purchased Call Options” are call options purchased by the Fund, each with a strike price at 50% of the “Initial Level,” which is the price of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option Strike Price”). If the price of shares of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the Purchased Call Options will expire without a payment being made to the Fund (i.e. the Purchased Call Options will expire worthless). If the Closing Value is greater than the Purchased Call Option Strike Price, then the Purchased Call Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Put Options. The “Written Type A Put Options” are put options written by the trust each with a strike price at 50% of the Initial Level (“Written Type A Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type A Put Option Strike Price at the option expiration date, the Written Type A Put Options will expire without a payment being made by the Fund. If the Closing Value is less than the Written Type A Put Option Strike Price, then the Written Type A Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

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     Written Type B Put Options. The “Written Type B Put Options” are put options written by the Fund each with a strike price at 90% of the Initial Level (“Written Type B Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type B Put Option Strike Price at the option expiration date, the Written Type B Put Options will expire without a payment being made by the Fund If the Closing Value is less than the Written Type B Put Option Strike Price, then the Written Type B Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Purchased Put Options. The “Purchased Put Options” are put options purchased by the Fund each with a strike price at the Initial Level (“Purchased Put Option Strike Price”). If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the Purchased Put Options will expire without a payment being made to the trust (i.e. the Purchased Put Options will expire worthless). If the Closing Value is less than the Purchased Put Option Strike Price, then the Purchased Put Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Call Options. The “Written Type A Call Options” are call options written by the Fund each with a strike price at the Initial Level (“Written Type A Call Option Strike Price”). If the Closing Value is less than or equal to the Written Type A Call Option Strike Price at the option expiration date, the Written Type A Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type A Call Option Strike Price, then the Written Type A Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type B Call Options. The “Written Type B Call Options” are call options written by the Fund each with a strike price that will be determined on the third Wednesday of the month of the respective monthly tranche of the Fund (“Written Type B Call Option Strike Price”). If the value of the Closing Value is less than or equal to the Written Type B Call Option Strike Price at the option expiration date, the Written Type B Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type B Call Option Strike Price, then the Written Type B Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     The Reference Asset and the S&P 500® Index. The summary information below regarding the Reference Asset, where the reference assets is an exchange traded fund (“ETF”) and the S&P 500® Index. Information regarding any ETF comes from such ETF’s filings with the U.S. Securities and Exchange Commission (“SEC”) filings. You are urged to refer to the SEC filings made by the issuer and to other publicly available information (e.g. the issuer’s annual report) to obtain an understanding of the issuer’s business and financial prospects. The summary information contained below is not designed to be, and should not be interpreted as, an effort to present information regarding the financial prospects of any issuer or any trends, events or other factors that may have a positive or negative influence on those prospects or as an endorsement of any particular issuer or ETF. The Fund has not undertaken any independent review or due diligence of the SEC filings of the issuer of any ETF or of any other publicly available information regarding such an issuer.

     The ETFs will generally seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The S&P 500® Index is a stock market index based on the market capitalizations of 500 large companies. The S&P 500® Index is considered one of the best representations of the U.S. stock market.

     The Fund is not sponsored, endorsed, sold or promoted by any ETF or any ETF’s investment adviser, nor have any such persons passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. No ETF or any investment adviser thereof have made any representations or warranties, express or implied, regarding the advisability of investing in the Fund, the FLEX Options or the results sought to be obtained by the Fund or the FLEX Options. No ETF or any investment adviser thereof shall have any liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

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     The Fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices, LLC a part of McGraw Hill Companies Financial (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund, the FLEX Options, shares of any ETF that is a Reference Asset or any member of the public regarding the advisability of investing in securities generally or in such the Reference Asset, the FLEX Options or the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to any Reference Asset or Reference Asset’s adviser or its affiliates is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, which is determined, composed and calculated by S&P without regard to any Reference Asset, any Reference Asset’s adviser or their affiliates or the Fund. S&P has no obligation to take the needs of any Reference Asset’s adviser, affiliates, the owners of shares of any Reference Asset, the FLEX Options or shares of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of any Reference Asset, the FLEX Options or shares of the Fund, or the timing of the issuance or sale of such shares, FLEX Options or shares of the Fund or in the determination or calculation of the equation by which shares, FLEX Options or units are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of any Reference Asset, the FLEX Options or shares of the Fund. S&P does not guarantee the accuracy or the completeness of the S&P 500® Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by any Reference Asset or its advisers or owners of shares of any Reference Asset, the FLEX Options or shares of the Fund or any other person or entity from the use of the S&P 500® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the S&P 500® Index or any data included therein, even if notified of the possibility of such damages.

     Shares of any Reference Asset may be invested in directly without paying the fees and expenses associated with the trust. There are a variety other investments available that track or reference the S&P 500® Index.

     Tax Strategy. To the extent consistent with the primary objectives and other strategies of the Fund, the Adviser intends to minimize taxes by harvesting capital losses to minimize current year capital gains. In addition, where feasible, the Adviser will utilize options contracts that qualify as §1256 contracts, which are options contracts that are taxed at more preferable tax rate regardless of the length of the holding period. There is no assurance the Adviser can implement this tax strategy to reduce the tax burden for the shareholders.

ADDITIONAL INFORMATION ABOUT CERTAIN AFFILATED PARTIES OF THE ADVISER AND THE FUND’S METHODOLOGY

The S&P Dow Jones Indices LLC (“S&P”), Chicago Board of Options Exchange (“CBOE®”), a subsidiary of CBOE® Holdings, Inc. and Vest Financial LLC, the investment adviser to the Fund and a majority owned subsidiary of CBOE® Holdings, Inc. have entered into an understanding (the “Licensing Arrangement”) pursuant to which CBOE® calculates and disseminates the Index values. CBOE® and Chicago Board Options Exchange® are registered trademarks of the CBOE®. S&P® is the registered trademark of S&P. The methodology of the SPPRO is owned by CBOE® and is licensed to Vest Financial Group Inc. (“Vest”) by S&P. The Advisor has entered into a sublicense agreement with Vest to use the Indexes by which terms the Indexes are usable by the Funds so long as the Advisor serves the Funds. Additional information about the CBOE® Buffer Protect S&P 500 Indexes, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at _________________.

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ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

The Fund also might not perform as well as you expect. This can happen for the following reasons:

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The S&PPROT Index, as well as each of the monthly CBOE® Buffer Protect S&P 500® Indices are designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO Index and each of the monthly CBOE® Buffer Protect S&P 500® Indices do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes. In the construction of the hypothetical indexes, the options are assumed to be purchased and written at a certain price on the third Wednesday of the month. However, there is no guarantee that all investors will be able to sell at this price, and investors attempting to replicate the Indexes should discuss with their brokers possible timing and liquidity issues. Transaction costs for a strategy such the indexes could be significantly higher than transaction costs for a passive strategy of investing in Treasury bills.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gain or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities whose value depends generally on an issuer’s credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security’s credit rating declines, which can cause the price of fixed-income securities to go down.

•
Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

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In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The Fund’s investment strategy is designed to achieve its investment objective over the life of the Fund. The Fund’s investment strategy has not been designed to deliver on its objective if the shares are bought and held for less than one year. Prior to the end of a one year holding period, the value of the securities in the Fund could vary because of related factors other than the price of shares of the Reference Asset. Certain related factors are interest rates, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Market risk is the possibility that, over short or long periods, prices of assets that may be held by the Fund will decline. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. An investment in the Fund represents an indirect investment in the FLEX Options. The shares of the Fund at any point in time may be worth less than the original investment.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund’s portfolio will be magnified.

Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference

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Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to option expiration date, the value of the FLEX Options is determined based upon market quotations, the last asked or bid price in the over-the-counter market or using other recognized pricing methods. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. Factors that may influence the value of the FLEX Options are interest rate changes, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index, among others. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector. Maintaining investments in the securities regardless of market conditions of the performance of individual securities could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. The performance of the Reference Asset may not replicate the performance of, and may underperform, the S&P 500® Index. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances. Because the return or loss on the FLEX Options references the price performance of the Reference Asset and not the S&P 500® Index, the return or loss on the FLEX Options and your investment in the Fund may be less than that of an alternative investment linked directly to the S&P 500® Index.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

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New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the S&P 500® Index that the Fund seeks to track. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the S&P 500® Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the S&P 500® Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the S&P 500® Index does not.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages _______ other funds in the Trust and Institutional sub-advised separately managed accounts. As of December 31, 2015, the Adviser had approximately $4.7 million in assets under management.

The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999.99	0.75%
$250,000 - $749,999.99	0.65%
$750,000 - $1,499,999.99	0.60%
$1,500,000 – $4,999,999.99	0.55%
>$5,000,000	0.50%

To the extent, the Fund invest in any of the Monthly Funds, it will waive the fee that it is entitled to under the advisory agreement with respect to the Fund.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of

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1.25% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement for the Fund will be available in the Fund’s annual report for the period ending October 31, 2016 once that report is produced.

The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. The Adviser will cause the Fund to purchase FLEX Options on CBOE®, including S&P 500 options. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VFG.

The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has experience in investment and securities valuation and analysis. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup. Mr. Hale has a background in conducting quantitative analysis on corporations and derivatives. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

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Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services, expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.

Shareholder Servicing Plan.

The Fund has adopted a shareholder service plan on behalf of its Investor Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.]

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the

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costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Fund toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

     Minimum Investments. The minimum initial investment for Investor Class Shares is $1,000 and Institutional Class Shares is $100,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

     Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

     Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

     Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

     Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

     Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

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The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

     Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: Vest Armor S&P 500® Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

     Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

     Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

     Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities

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are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

GENERAL INFORMATION

     Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

     Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

     Small Account Balances. If the value of your account falls below the minimum account balance of $3,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances.

     Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

     Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages _____ other funds in the Trust.

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Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

     How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

     Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

     Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

     General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

     Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you

25

have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Investor Class and Institutional Class shares, subtracting any liabilities

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attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Investor Class Shares

Investor Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

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Institutional Class Shares

Institutional Class Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee on Investor Class Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker

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dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

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FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”) dated May __, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at 855-505-VEST (8378) , by e-mail at: mail@ccofva.com or on the Fund’s website at www.vestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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The Vest Financial Family of Funds

PROSPECTUS
May __, 2016

Vest Armor S&P 500® Fund
Class A Shares (XXXXX)
Class C Shares (XXXXX)

This prospectus describes the Vest Armor S&P 500® Fund. The Vest Armor S&P 500® Fund is authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY

Investment Objective

The Vest Armor S&P 500® Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect Index (the “SPPRO Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%
Other Expenses(2)	0.52%	0.52%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.52%	2.27%

Fee Waivers and/or Expense Reimbursements(3)	(0.02%)	(0.02%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

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Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,025.80
Class C Shares	$328.09	$707.40

     If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$
Class C Shares	$228.09	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund generally invests in a series of 12 monthly rolling “tranches” with each tranche seeking a target return over approximately one-year.

Each monthly tranche seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P500 Index from third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”):

•
If the S&P500 Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by the percentage increase of the S&P500 Index, up to a maximum return that is determined at the start of the tranche holding period.

•	If the S&P500 Index decreases over the tranche holding period by [10%] or less (the “Buffer Amount”), the tranche seeks to provide with a total return of zero.

•
If the S&P500 Index decrease over the tranche holding period by more than [10%], the tranche seeks to provide with a total return loss that is 10% less than percentage loss on the S&P500 Index with a maximum loss of approximately [90%].

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The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy for each monthly tranche, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

The SPPRO Index is an equally weighted average of the twelve (12) CBOE® Buffer Protect S&P 500® Indices that correspond to each month of the year (e.g., the CBOE® Buffer Protect S&P 500® January Index, the CBOE® Buffer Protect S&P 500® February Index, . . .etc.). The SPPRO Index is rebalanced each month. The methodology for the SPPRO Index, as well as each of the monthly CBOE® Buffer Protect S&P 500® Indices was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. Each of the monthly indices measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. Each of the monthly indices is designed to track the returns of a hypothetical investment that, over a period of approximately one year, seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a non-diversified portfolio for each monthly tranche that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO Index to mitigate losses when the S&P 500® declines in exchange for accepting a limit on gains when the S&P 500® increases. In seeking to track the SPPRO Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index ( “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

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The FLEX Options that will be used by the Fund seek to protect in each monthly tranche an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

The Fund generally invests in a series of 12 monthly rolling “tranches” with each tranche having approximately a one-year term. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time. The Fund expects that its assets will generally be invested evenly across the monthly tranches, thereby continuously protecting an investment against downturns and sacrificing upswings.

The strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at expiration from the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be have a net obligation from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

The Fund will implement its investment strategy directly or by investing in other mutual funds advised by the Adviser. To the extent that the Fund invest other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the monthly CBOE® Buffer Protect S&P 500® Indices (“Monthly Funds”). There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds. Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year). Each tranche will be constructed with FLEX Options as described above. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset or the value of the S&P® 500 Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset or the value of the S&P® 500 Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset or the value of the S&P® 500 Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset or the value of the S&P® 500 Index) and fixed income securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be

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expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options

Index Limitations. The SPPRO Index, as well as each of the monthly CBOE® Buffer Protect S&P 500® Indices are designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO Index and each of the monthly CBOE® Buffer Protect S&P 500® Indices do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

Equity Risk. The SPPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

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Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The return of each monthly tranche or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based an assumption of holding the investment for one year, the price performance of the S&P® 500 Index or the Reference Asset, and the maximum capped return. Because the each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the Reference Index or Reference Asset.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

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The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

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Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for units.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

VestSM Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to Vest Armor S&P 500® Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Fund toll free at 855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Class A Shares and for Class C Shares. Subsequent investments must be in amounts of $100 or more. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

The Vest Armor S&P 500® Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect Index. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

Under normal conditions, the Fund’s portfolio consists of six kinds of FLEX Options referred to as the Purchased Call Options, Purchased Put Options, Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options (each of these is further described below). The Purchased Call Options and Purchased Put Options may be referred to as the “Purchased Options.” The Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options may be referred to as the “Written Options.” The Purchased Call Options, Written Type A Call Options and Written Type B Call Options together may be referred to as the “Call Options.” The Purchased Put Options, Written Type A Put Options and Written Type B Put Options may be referred to as the “Put Options”.

The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The Options are listed on the Chicago Board Options Exchange. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof (i.e. the purchaser of the option) to purchase (for the call options) or sell (for the put options) 100 shares of the Reference Asset at the strike price.

The Fund is designed so that any amount owed by the Fund on the Written Options will be covered by payouts at expiration from the Purchased Options. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. The OCC and securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts. Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be required to post any additional collateral for the options. [It is possible that applicable regulations governing the Fund’s utilization of the FLEX Options may change at some point in the future in which case the Fund will conform to such requirements and, accordingly, its obligations to cover its positions may change.]

     Purchased Call Options. The “Purchased Call Options” are call options purchased by the Fund, each with a strike price at 50% of the “Initial Level,” which is the price of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option Strike Price”). If the price of shares of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the Purchased Call Options will expire without a payment being made to the Fund (i.e. the Purchased Call Options will expire worthless). If the Closing Value is greater than the Purchased Call Option Strike Price, then the Purchased Call Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Put Options. The “Written Type A Put Options” are put options written by the trust each with a strike price at 50% of the Initial Level (“Written Type A Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type A Put Option Strike Price at the option expiration date, the Written Type A Put Options will expire without a payment being made by the Fund. If the Closing Value is less than the Written Type A Put Option Strike Price, then the Written Type A Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

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     Written Type B Put Options. The “Written Type B Put Options” are put options written by the Fund each with a strike price at 90% of the Initial Level (“Written Type B Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type B Put Option Strike Price at the option expiration date, the Written Type B Put Options will expire without a payment being made by the Fund If the Closing Value is less than the Written Type B Put Option Strike Price, then the Written Type B Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Purchased Put Options. The “Purchased Put Options” are put options purchased by the Fund each with a strike price at the Initial Level (“Purchased Put Option Strike Price”). If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the Purchased Put Options will expire without a payment being made to the trust (i.e. the Purchased Put Options will expire worthless). If the Closing Value is less than the Purchased Put Option Strike Price, then the Purchased Put Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Call Options. The “Written Type A Call Options” are call options written by the Fund each with a strike price at the Initial Level (“Written Type A Call Option Strike Price”). If the Closing Value is less than or equal to the Written Type A Call Option Strike Price at the option expiration date, the Written Type A Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type A Call Option Strike Price, then the Written Type A Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type B Call Options. The “Written Type B Call Options” are call options written by the Fund each with a strike price that will be determined on the third Wednesday of the month of the respective monthly tranche of the Fund (“Written Type B Call Option Strike Price”). If the value of the Closing Value is less than or equal to the Written Type B Call Option Strike Price at the option expiration date, the Written Type B Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type B Call Option Strike Price, then the Written Type B Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     The Reference Asset and the S&P 500® Index. The summary information below regarding the Reference Asset, where the reference assets is an exchange traded fund (“ETF”) and the S&P 500® Index. Information regarding any ETF comes from such ETF’s filings with the U.S. Securities and Exchange Commission (“SEC”) filings. You are urged to refer to the SEC filings made by the issuer and to other publicly available information (e.g. the issuer’s annual report) to obtain an understanding of the issuer’s business and financial prospects. The summary information contained below is not designed to be, and should not be interpreted as, an effort to present information regarding the financial prospects of any issuer or any trends, events or other factors that may have a positive or negative influence on those prospects or as an endorsement of any particular issuer or ETF. The Fund has not undertaken any independent review or due diligence of the SEC filings of the issuer of any ETF or of any other publicly available information regarding such an issuer.

     The ETFs will generally seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The S&P 500® Index is a stock market index based on the market capitalizations of 500 large companies. The S&P 500® Index is considered one of the best representations of the U.S. stock market.

     The Fund is not sponsored, endorsed, sold or promoted by any ETF or any ETF’s investment adviser, nor have any such persons passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. No ETF or any investment adviser thereof have made any representations or warranties, express or implied, regarding the advisability of investing in the Fund, the FLEX Options or the results sought to be obtained by the Fund or the FLEX Options. No ETF or any investment adviser thereof shall have any liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

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     The Fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices, LLC a part of McGraw Hill Companies Financial (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund, the FLEX Options, shares of any ETF that is a Reference Asset or any member of the public regarding the advisability of investing in securities generally or in such the Reference Asset, the FLEX Options or the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to any Reference Asset or Reference Asset’s adviser or its affiliates is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, which is determined, composed and calculated by S&P without regard to any Reference Asset, any Reference Asset’s adviser or their affiliates or the Fund. S&P has no obligation to take the needs of any Reference Asset’s adviser, affiliates, the owners of shares of any Reference Asset, the FLEX Options or shares of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of any Reference Asset, the FLEX Options or shares of the Fund, or the timing of the issuance or sale of such shares, FLEX Options or shares of the Fund or in the determination or calculation of the equation by which shares, FLEX Options or units are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of any Reference Asset, the FLEX Options or shares of the Fund. S&P does not guarantee the accuracy or the completeness of the S&P 500® Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by any Reference Asset or its advisers or owners of shares of any Reference Asset, the FLEX Options or shares of the Fund or any other person or entity from the use of the S&P 500® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the S&P 500® Index or any data included therein, even if notified of the possibility of such damages.

     Shares of any Reference Asset may be invested in directly without paying the fees and expenses associated with the trust. There are a variety other investments available that track or reference the S&P 500® Index.

     Tax Strategy. To the extent consistent with the primary objectives and other strategies of the Fund, the Adviser intends to minimize taxes by harvesting capital losses to minimize current year capital gains. In addition, where feasible, the Adviser will utilize options contracts that qualify as §1256 contracts, which are options contracts that are taxed at more preferable tax rate regardless of the length of the holding period. There is no assurance the Adviser can implement this tax strategy to reduce the tax burden for the shareholders.

ADDITIONAL INFORMATION ABOUT CERTAIN AFFILATED PARTIES OF THE ADVISER AND THE FUND’S METHODOLOGY

The S&P Dow Jones Indices LLC (“S&P”), Chicago Board of Options Exchange (“CBOE®”), a subsidiary of CBOE® Holdings, Inc. and Vest Financial LLC, the investment adviser to the Fund and a majority owned subsidiary of CBOE® Holdings, Inc. have entered into an understanding (the “Licensing Arrangement”) pursuant to which CBOE® calculates and disseminates the Index values. CBOE® and Chicago Board Options Exchange® are registered trademarks of the CBOE®. S&P® is the registered trademark of S&P. The methodology of the SPPRO is owned by CBOE® and is licensed to Vest Financial Group Inc. (“Vest”) by S&P. The Advisor has entered into a sublicense agreement with Vest to use the Indexes by which terms the Indexes are usable by the Funds so long as the Advisor serves the Funds. Additional information about the CBOE® Buffer Protect S&P 500 Indexes, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at _________________.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could

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underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

The Fund also might not perform as well as you expect. This can happen for the following reasons:

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The S&PPROT Index, as well as each of the monthly CBOE® Buffer Protect S&P 500® Indices are designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO Index and each of the monthly CBOE® Buffer Protect S&P 500® Indices do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes. In the construction of the hypothetical indexes, the options are assumed to be purchased and written at a certain price on the third Wednesday of the month. However, there is no guarantee that all investors will be able to sell at this price, and investors attempting to replicate the Indexes should discuss with their brokers possible timing and liquidity issues. Transaction costs for a strategy such the indexes could be significantly higher than transaction costs for a passive strategy of investing in Treasury bills.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of

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the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gain or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities whose value depends generally on an issuer’s credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security’s credit rating declines, which can cause the price of fixed-income securities to go down.

•
Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

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Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The Fund’s investment strategy is designed to achieve its investment objective over the life of the Fund. The Fund’s investment strategy has not been designed to deliver on its objective if the shares are bought and held for less than one year. Prior to the end of a one year holding period, the value of the securities in the Fund could vary because of related factors other than the price of shares of the Reference Asset. Certain related factors are interest rates, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Market risk is the possibility that, over short or long periods, prices of assets that may be held by the Fund will decline. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. An investment in the Fund represents an indirect investment in the FLEX Options. The shares of the Fund at any point in time may be worth less than the original investment.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund’s portfolio will be magnified.

Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same

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month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to option expiration date, the value of the FLEX Options is determined based upon market quotations, the last asked or bid price in the over-the-counter market or using other recognized pricing methods. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. Factors that may influence the value of the FLEX Options are interest rate changes, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index, among others. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector. Maintaining investments in the securities regardless of market conditions of the performance of individual securities could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

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•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. The performance of the Reference Asset may not replicate the performance of, and may underperform, the S&P 500® Index. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances. Because the return or loss on the FLEX Options references the price performance of the Reference Asset and not the S&P 500® Index, the return or loss on the FLEX Options and your investment in the Fund may be less than that of an alternative investment linked directly to the S&P 500® Index.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the S&P 500® Index that the Fund seeks to track. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the S&P 500® Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the S&P 500® Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the S&P 500® Index does not.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages _______ other funds in the Trust and Institutional sub-advised separately managed accounts. As of December 31, 2015, the Adviser had approximately $4.7 million in assets under management.

The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999.99	0.75%
$250,000 - $749,999.99	0.65%
$750,000 - $1,499,999.99	0.60%
$1,500,000 – $4,999,999.99	0.55%
>$5,000,000	0.50%

To the extent, the Fund invest in any of the Monthly Funds, it will waive the fee that it is entitled to under the advisory agreement with respect to the Fund.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement for the Fund will be available in the Fund’s annual report for the period ending October 31, 2016 once that report is produced.

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The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. The Adviser will cause the Fund to purchase FLEX Options on CBOE®, including S&P 500 options. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VFG.

The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has experience in investment and securities valuation and analysis. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup. Mr. Hale has a background in conducting quantitative analysis on corporations and derivatives. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plans for the Fund’s Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

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The 12b-1 Plans, while primarily intended to compensate for shareholder services expenses, were adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

Shareholder Servicing Plan.

The Fund has adopted a shareholder service plan on behalf of its Class A and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.]

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

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Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Fund toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

     Minimum Investments. The minimum initial investment for Class A and Class C Shares is $1,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

     Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

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After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

     Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

     Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

     Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

     Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

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Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

     Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: Vest Armor S&P 500® Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

     Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

     Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

     Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

GENERAL INFORMATION

     Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your

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initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

     Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

     Small Account Balances. If the value of your account falls below the minimum account balance of $3,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances.

     Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

     Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages _____ other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

     How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund

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and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

     Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

     Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

     General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

     Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

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By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Investor Class and Institutional Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market

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prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class A Shares

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

	Sales charge as a percentage of
Amount of purchase at the public offering price	Offering Price(1)	Net amount invested	Discount as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more (2)	See below(2)	See below(2)	See below(2)

(1)	The term “Offering Price” includes the front-end sales charge.

(2)
If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within one year of the date of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within one year of the date of purchase of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 1.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, the Funds will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

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For accounts that are subject to a deferred sales charge, the Fund will use the first-in, first-out (“FIFO”) method to determine the one year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one year, the deferred sales charge will be assessed. The deferred sales charge will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for a one year period from the date of purchase.

Sales Charge Reductions and Waivers

The Fund reserves the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Funds for inclusion in brokerage platforms, wrap programs and fund supermarkets. If you are in a category of investors who purchase Class A Shares through such programs, you will not be subject to a 1.00% deferred sales charge if you redeem your shares less than one year after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within one year of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 1.00% of the offering price and of the net amount invested.

To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund’s transfer agent or your Financial Intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your Financial Intermediary or the Fund’s Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund’s Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your Financial Intermediary or the Fund’s Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that Financial Intermediary and other Financial Intermediaries. Consult the Fund’s SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation. After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention. A reduced sales charge on Class A Shares of the Funds as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

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Combine with family member. You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;

(2)	exchanges of a Fund’s shares for those of another fund of the Trust;

(3)
purchases of Fund shares made by current or former directors, officers or employees, or agents of the Trust, the Adviser, the Distributor, or affiliates of the Adviser, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by the Fund’s Distributor for their own investment account and for investment purposes only;

(5)
a “qualified institutional buyer,” as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6)	a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;

(7)	a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8)
investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9)
institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and “rabbi trusts”; and

(10)
the purchase of Fund shares, if available, through certain third-party fund “supermarkets.” Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Fund toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Fund’s Distributor.

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Class C Shares

Deferred Sales Charge – Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested. A deferred sales charge of 1.00% is applied if your Class C Shares are sold within one year and is paid to the distributor.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution (12b-1) and Service Fee as described below under “Rule 12b-1 Fees.”

Waiver of Deferred Sales Charge

The deferred sales charge on Class C Shares is waived for:

(1)	certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70.5;
(2)	redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3)	withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4)	withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Fund toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Fund’s Distributor

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee on Class A and the Class C Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of

30

various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

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FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

32

You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”) dated May __, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Fund’s website at www.vestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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The Vest Family of Funds

PROSPECTUS

May __, 2016

Vest Armor S&P 500® (January) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (July) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (February) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (August) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (March) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (September) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (April) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (October) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (May) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (November) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (June) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (December) Fund Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

This prospectus describes the Vest Armor S&P 500® Monthly Funds. The Vest Armor S&P 500® Monthly Funds are each authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY – Vest Armor S&P 500® (January) Fund

Investment Objective

The Vest Armor S&P 500® (January) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (January) Index (the “SPPRO01 January Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

The methodology of the SPPRO01 January Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO01 January Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO01 January Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO01 January Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of January to the third Wednesday of the following January), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be

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designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO01 January Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO01 January Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (January) are continuously protecting against downturns and sacrificing upswings realized in the (January) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO01 January Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO01 January Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (January) and held until the third Wednesday of the following (January). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO01 January Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index

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or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO01 January Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO01 January Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (February) Fund

Investment Objective

The Vest Armor S&P 500® (February) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (February) Index (the “SPPRO02 February Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of February of a given year and held until the third Wednesday of the following February (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

The methodology of the SPPRO02 February Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO02 February Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO02 February Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO02 February Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of February to the third Wednesday of the following February), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be

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designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO02 February Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO02 February Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (February) are continuously protecting against downturns and sacrificing upswings realized in the (February) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO02 February Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO02 February Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (February) and held until the third Wednesday of the following (February). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO02 February Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index

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or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO02 February Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO02 February Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (March) Fund

Investment Objective

The Vest Armor S&P 500® (March) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (March) Index (the “SPPRO03 March Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of March of a given year and held until the third Wednesday of the following March (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO03 March Index. The methodology of the SPPRO03 March Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO03 March Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO03 March Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO03 March Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of March to the third Wednesday of the following March), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO03 March Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO03 March Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (March) are continuously protecting against downturns and sacrificing upswings realized in the (March) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO03 March Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO03 March Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (March) and held until the third Wednesday of the following (March). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO03 March Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected

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Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO03 March Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO03 March Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (April) Fund

Investment Objective

The Vest Armor S&P 500® (April) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (April) Index (the “SPPRO04 April Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of April of a given year and held until the third Wednesday of the following April (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO04 April Index. The methodology of the SPPRO04 April Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO04 April Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO04 April Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO04 April Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of April to the third Wednesday of the following April), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO04 April Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO04 April Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (April) are continuously protecting against downturns and sacrificing upswings realized in the (April) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO04 April Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO04 April Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (April) and held until the third Wednesday of the following (April). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO04 April Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected

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Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO04 April Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO04 April Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (May) Fund

Investment Objective

The Vest Armor S&P 500® (May) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (May) Index (the “SPPRO05 May Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of May of a given year and held until the third Wednesday of the following May (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO05 May Index. The methodology of the SPPRO05 May Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO05 May Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO05 May Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO05 May Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of May to the third Wednesday of the following January), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO05 May Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO05 May Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (May) are continuously protecting against downturns and sacrificing upswings realized in the (May) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO05 May Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO05 May Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (May) and held until the third Wednesday of the following (May). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO05 May Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected

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Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO05 May Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO05 May Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (June) Fund

Investment Objective

The Vest Armor S&P 500® (June) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (June) Index (the “SPPRO06 June Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of June of a given year and held until the third Wednesday of the following June (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO06 June Index. The methodology of the SPPRO06 June Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO06 June Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO06 June Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO06 June Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of June to the third Wednesday of the following June), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO06 June Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO06 June Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (June) are continuously protecting against downturns and sacrificing upswings realized in the (June) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO06 June Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO06 June Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (June) and held until the third Wednesday of the following (June). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO06 June Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected

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Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO06 June Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO06 June Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (July) Fund

Investment Objective

The Vest Armor S&P 500® (July) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (July) Index (the “SPPRO07 July Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of July of a given year and held until the third Wednesday of the following July (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO07 July Index. The methodology of the SPPRO07 July Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO07 July Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO07 July Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO07 July Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of July to the third Wednesday of the following July), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO07 July Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO07 July Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (July) are continuously protecting against downturns and sacrificing upswings realized in the (July) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO07 July Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO07 July Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (July) and held until the third Wednesday of the following (July). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO07 July Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected

53

Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO07 July Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO07 July Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (August) Fund

Investment Objective

The Vest Armor S&P 500® (August) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (August) Index (the “SPPRO08 August Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of August of a given year and held until the third Wednesday of the following August (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO08 August Index. The methodology of the SPPRO08 August Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO08 August Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO08 August Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO08 August Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of August to the third Wednesday of the following August), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO08 August Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO08 August Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (August) are continuously protecting against downturns and sacrificing upswings realized in the (August) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO08 August Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO08 August Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (August) and held until the third Wednesday of the following (August). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO08 August Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected

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Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO08 August Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO08 August Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (September) Fund

Investment Objective

The Vest Armor S&P 500® (September) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (September) Index (the “SPPRO09 September Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of September of a given year and held until the third Wednesday of the following September (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO09 September Index. The methodology of the SPPRO09 September Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO09 September Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO09 September Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO09 September Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of September to the third Wednesday of the following September), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO09 September Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO09 September Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (September) are continuously protecting against downturns and sacrificing upswings realized in the (September) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always

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be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO09 September Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO09 September Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (September) and held until the third Wednesday of the following (September). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO09 September Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

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The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may

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fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO09 September Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO09 September Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (October) Fund

Investment Objective

The Vest Armor S&P 500® (October) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (October) Index (the “SPPRO10 October Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of October of a given year and held until the third Wednesday of the following October (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO10 October Index. The methodology of the SPPRO10 October Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO10 October Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO10 October Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO10 October Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of October to the third Wednesday of the following October), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO10 October Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO10 October Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (October) are continuously protecting against downturns and sacrificing upswings realized in the (October) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO10 October Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO10 October Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (October) and held until the third Wednesday of the following (October). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO10 October Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected

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Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO10 October Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO10 October Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (November) Fund

Investment Objective

The Vest Armor S&P 500® (November) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (November) Index (the “SPPRO11 November Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of November of a given year and held until the third Wednesday of the following November (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO11 November Index. The methodology of the SPPRO11 November Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO11 November Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO11 November Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO11 November Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of November to the third Wednesday of the following November), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO11 November Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO11 November Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (November) are continuously protecting against downturns and sacrificing upswings realized in the (November) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always

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be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO11 November Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO11 November Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (November) and held until the third Wednesday of the following (November). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

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Equity Risk. The SPPRO11 November Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

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The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may

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fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO11 November Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO11 November Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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FUND SUMMARY – Vest Armor S&P 500® (December) Fund

Investment Objective

The Vest Armor S&P 500® (December) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (December) Index (the “SPPRO12 December Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	1.45%

Fee Waivers and/or Expense Reimbursements(2)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.50%	1.25%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$152.63	$516.24
Institutional Class Shares	$127.34	$438.99

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of December of a given year and held until the third Wednesday of the following December (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO12 December Index. The methodology of the SPPRO12 December Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO12 December Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO12 December Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO12 December Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of December to the third Wednesday of the following December), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

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In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO12 December Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO12 December Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (December) are continuously protecting against downturns and sacrificing upswings realized in the (December) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always

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be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO12 December Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO12 December Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (December) and held until the third Wednesday of the following (December). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

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Equity Risk. The SPPRO12 December Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

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The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may

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fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO12 December Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO12 December Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the appropriate Vest Armor S&P 500® Monthly Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Funds toll free at 1-855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares. Subsequent investments must be in amounts of $100 or more for Investor Class Shares and Institutional Class Shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Each of the Vest Armor S&P 500® Monthly Funds (each a “Fund”) seeks to track, before fees and expenses, the performance of its corresponding monthly CBOE® S&P 500® Buffer Protect Index. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

Under normal conditions, the Fund’s portfolio consists of six kinds of FLEX Options referred to as the Purchased Call Options, Purchased Put Options, Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options (each of these is further described below). The Purchased Call Options and Purchased Put Options may be referred to as the “Purchased Options.” The Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options may be referred to as the “Written Options.” The Purchased Call Options, Written Type A Call Options and Written Type B Call Options together may be referred to as the “Call Options.” The Purchased Put Options, Written Type A Put Options and Written Type B Put Options may be referred to as the “Put Options”.

The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The Options are listed on the Chicago Board Options Exchange. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof (i.e. the purchaser of the option) to purchase (for the call options) or sell (for the put options) 100 shares of the Reference Asset at the strike price.

The Fund is designed so that any amount owed by the Fund on the Written Options will be covered by payouts at expiration from the Purchased Options. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. The OCC and securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts. Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be required to post any additional collateral for the options. [It is possible that applicable regulations governing the Fund’s utilization of the FLEX Options may change at some point in the future in which case the Fund will conform to such requirements and, accordingly, its obligations to cover its positions may change.]

     Purchased Call Options. The “Purchased Call Options” are call options purchased by the Fund, each with a strike price at 50% of the “Initial Level,” which is the price of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option Strike Price”). If the price of shares of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the Purchased Call Options will expire without a payment being made to the Fund (i.e. the Purchased Call Options will expire worthless). If the Closing Value is greater than the Purchased Call Option Strike Price, then the Purchased Call Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Put Options. The “Written Type A Put Options” are put options written by the trust each with a strike price at 50% of the Initial Level (“Written Type A Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type A Put Option Strike Price at the option expiration date, the Written Type A Put Options will expire without a payment being made by the Fund. If the Closing Value is less than the Written Type A Put Option Strike Price, then the Written Type A Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

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     Written Type B Put Options. The “Written Type B Put Options” are put options written by the Fund each with a strike price at 90% of the Initial Level (“Written Type B Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type B Put Option Strike Price at the option expiration date, the Written Type B Put Options will expire without a payment being made by the Fund If the Closing Value is less than the Written Type B Put Option Strike Price, then the Written Type B Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Purchased Put Options. The “Purchased Put Options” are put options purchased by the Fund each with a strike price at the Initial Level (“Purchased Put Option Strike Price”). If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the Purchased Put Options will expire without a payment being made to the trust (i.e. the Purchased Put Options will expire worthless). If the Closing Value is less than the Purchased Put Option Strike Price, then the Purchased Put Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Call Options. The “Written Type A Call Options” are call options written by the Fund each with a strike price at the Initial Level (“Written Type A Call Option Strike Price”). If the Closing Value is less than or equal to the Written Type A Call Option Strike Price at the option expiration date, the Written Type A Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type A Call Option Strike Price, then the Written Type A Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type B Call Options. The “Written Type B Call Options” are call options written by the Fund each with a strike price that will be determined on the third Wednesday of the month of the respective monthly tranche of the Fund (“Written Type B Call Option Strike Price”). If the value of the Closing Value is less than or equal to the Written Type B Call Option Strike Price at the option expiration date, the Written Type B Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type B Call Option Strike Price, then the Written Type B Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     The Reference Asset and the S&P 500® Index. The summary information below regarding the Reference Asset, where the reference assets is an exchange traded fund (“ETF”) and the S&P 500® Index. Information regarding any ETF comes from such ETF’s filings with the U.S. Securities and Exchange Commission (“SEC”) filings. You are urged to refer to the SEC filings made by the issuer and to other publicly available information (e.g. the issuer’s annual report) to obtain an understanding of the issuer’s business and financial prospects. The summary information contained below is not designed to be, and should not be interpreted as, an effort to present information regarding the financial prospects of any issuer or any trends, events or other factors that may have a positive or negative influence on those prospects or as an endorsement of any particular issuer or ETF. The Fund has not undertaken any independent review or due diligence of the SEC filings of the issuer of any ETF or of any other publicly available information regarding such an issuer.

     The ETFs will generally seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The S&P 500® Index is a stock market index based on the market capitalizations of 500 large companies. The S&P 500® Index is considered one of the best representations of the U.S. stock market.

     The Fund is not sponsored, endorsed, sold or promoted by any ETF or any ETF’s investment adviser, nor have any such persons passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. No ETF or any investment adviser thereof have made any representations or warranties, express or implied, regarding the advisability of investing in the Fund, the FLEX Options or the results sought to be obtained by the Fund or the FLEX Options. No ETF or any investment adviser thereof shall have any liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

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     The Fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices, LLC a part of McGraw Hill Companies Financial (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund, the FLEX Options, shares of any ETF that is a Reference Asset or any member of the public regarding the advisability of investing in securities generally or in such the Reference Asset, the FLEX Options or the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to any Reference Asset or Reference Asset’s adviser or its affiliates is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, which is determined, composed and calculated by S&P without regard to any Reference Asset, any Reference Asset’s adviser or their affiliates or the Fund. S&P has no obligation to take the needs of any Reference Asset’s adviser, affiliates, the owners of shares of any Reference Asset, the FLEX Options or shares of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of any Reference Asset, the FLEX Options or shares of the Fund, or the timing of the issuance or sale of such shares, FLEX Options or shares of the Fund or in the determination or calculation of the equation by which shares, FLEX Options or units are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of any Reference Asset, the FLEX Options or shares of the Fund. S&P does not guarantee the accuracy or the completeness of the S&P 500® Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by any Reference Asset or its advisers or owners of shares of any Reference Asset, the FLEX Options or shares of the Fund or any other person or entity from the use of the S&P 500® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the S&P 500® Index or any data included therein, even if notified of the possibility of such damages.

     Shares of any Reference Asset may be invested in directly without paying the fees and expenses associated with the trust. There are a variety other investments available that track or reference the S&P 500® Index.

     Tax Strategy. To the extent consistent with the primary objectives and other strategies of the Funds, the Adviser intends to minimize taxes by harvesting capital losses to minimize current year capital gains. In addition, where feasible, the Adviser will utilize options contracts that qualify as §1256 contracts, which are options contracts that are taxed at more preferable tax rate regardless of the length of the holding period. There is no assurance the Adviser can implement this tax strategy to reduce the tax burden for the shareholders.

ADDITIONAL INFORMATION ABOUT CERTAIN AFFILIATED PARTIES OF THE ADVISER AND THE FUNDS’ METHODOLOGY

The S&P Dow Jones Indices LLC (“S&P”), Chicago Board of Options Exchange (“CBOE®”), a subsidiary of CBOE® Holdings, Inc. and Vest Financial LLC, the investment adviser to the Funds and a majority owned subsidiary of CBOE® Holdings, Inc. have entered into an understanding (the “Licensing Arrangement”) pursuant to which CBOE® calculates and disseminates the values for the monthly CBOE® Buffer Protect S&P 500 Indices (the “monthly SPPRO Indices”). CBOE® and Chicago Board Options Exchange® are registered trademarks of the CBOE®. S&P® is the registered trademark of S&P. The methodology of the monthly SPPRO Indices is owned by CBOE® and is licensed to Vest Financial Group Inc. (“VFG”) by S&P. The Adviser has entered into a sublicense agreement with VFG to use the monthly SPPRO Indices by which terms the monthly SPPRO Indices are usable by the Funds so long as the Advisor serves the Funds. Additional information about the monthly SPPRO Indices, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at _________________.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon

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changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

The Fund also might not perform as well as you expect. This can happen for the following reasons:

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO Index, as well as each of the monthly SPPRO Indices are designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO Index and each of the monthly SPPRO Indices do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes. In the construction of the hypothetical indexes, the options are assumed to be purchased and written at a certain price on the third Wednesday of the month. However, there is no guarantee that all investors will be able to sell at this price, and investors attempting to replicate the Indexes should discuss with their brokers possible timing and liquidity issues. Transaction costs for a strategy such the indexes could be significantly higher than transaction costs for a passive strategy of investing in Treasury bills.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of

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the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities whose value depends generally on an issuer’s credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security’s credit rating declines, which can cause the price of fixed-income securities to go down.

•
Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

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Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The Fund’s investment strategy is designed to achieve its investment objective over the life of the Fund. The Fund’s investment strategy has not been designed to deliver on its objective if the shares are bought and held for less than one year. Prior to the end of a one year holding period, the value of the securities in the Fund could vary because of related factors other than the price of shares of the Reference Asset. Certain related factors are interest rates, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Market risk is the possibility that, over short or long periods, prices of assets that may be held by the Fund will decline. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. An investment in the Fund represents an indirect investment in the FLEX Options. The shares of the Fund at any point in time may be worth less than the original investment.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund’s portfolio will be magnified.

Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of

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the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to option expiration date, the value of the FLEX Options is determined based upon market quotations, the last asked or bid price in the over-the-counter market or using other recognized pricing methods. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. Factors that may influence the value of the FLEX Options are interest rate changes, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index, among others. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector. Maintaining investments in the securities regardless of market conditions of the performance of individual securities could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. The performance of the Reference Asset may not replicate the performance of, and may underperform, the S&P 500® Index. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances. Because the return or loss on the FLEX Options references the price performance of the Reference Asset and not the S&P 500® Index, the return or loss on the FLEX Options and your investment in the Fund may be less than that of an alternative investment linked directly to the S&P 500® Index.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the S&P 500® Index that the Fund seeks to track. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the S&P 500® Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the S&P 500® Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the S&P 500® Index does not.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of their total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages _______ other funds in the Trust and Institutional sub-advised separately managed accounts. As of December 31, 2015, the Adviser had approximately $4.7 million in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999.99	0.75%
$250,000 - $749,999.99	0.65%
$750,000 - $1,499,999.99	0.60%
$1,500,000 – $4,999,999.99	0.55%
>$5,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of each of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Funds. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement for the Funds will be available in the Funds’ annual report for the period ending October 31, 2016, once that report is produced.

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The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. The Adviser will cause the Fund to purchase FLEX Options on CBOE®, including S&P 500 options. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VGG.

The Portfolio Managers

The Funds are managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has experience in investment and securities valuation and analysis. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup. Mr. Hale has a background in conducting quantitative analysis on corporations and derivatives. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for each Fund’s Investor Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

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The 12b-1 Plan, while primarily intended to compensation for shareholder services, expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Servicing Plan.

Each of the Funds have adopted a shareholder service plan with respect to its Investor Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

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Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

     Minimum Investments. The minimum initial investment for Investor Class Shares is $1,000 and Institutional Class Shares is $100,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

     Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

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If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

     Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

     Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

     Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

     Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Funds at any time and in any amount by contacting your Financial Intermediary or by contacting the Funds by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for

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which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

     Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

     Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

     Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

     Redemption in Kind. The Funds do not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing each Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Funds’ election.

GENERAL INFORMATION

     Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

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In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

     Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

     Small Account Balances. If the value of your account falls below the minimum account balance of $3,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances.

     Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

     Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages _____ other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

     How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which

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have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

     Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

     Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 855-505-VEST (8378).

     General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Funds. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

     Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Funds distribute are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

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By law, the Funds must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s Investor Class and Institutional Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed

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each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds offer investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Investor Class Shares

Investor Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

Institutional Class Shares

Institutional Class Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

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The Fund will assess a 2.00% redemption fee on Investor Class Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long

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term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

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FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ Statement of Additional Information (the “SAI”) dated May __, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 855-505-VEST (8378) , by e-mail at: mail@ccofva.com or on the Funds’ website at www.vestfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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The Vest Family of Funds

PROSPECTUS

May __, 2016

Vest Armor S&P 500® (January) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)	Vest Armor S&P 500® (July) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)

Vest Armor S&P 500® (February) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)	Vest Armor S&P 500® (August) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)

Vest Armor S&P 500® (March) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)	Vest Armor S&P 500® (September) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)

Vest Armor S&P 500® (April) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)	Vest Armor S&P 500® (October) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)

Vest Armor S&P 500® (May) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)	Vest Armor S&P 500® (November) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)

Vest Armor S&P 500® (June) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)	Vest Armor S&P 500® (December) Fund Class A Shares (XXXXX) Class C Shares (XXXXX)

This prospectus describes the Vest Armor S&P 500® Monthly Funds. The Vest Armor S&P 500® Monthly Funds are each authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY – Vest Armor S&P 500® (January) Fund

Investment Objective

The Vest Armor S&P 500® (January) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (January) Index (the “SPPRO01 January Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

The methodology of the SPPRO01 January Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO01 January Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO01 January Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO01 January Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of January to the third Wednesday of the following January), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO01 January Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO01 January Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (January) are continuously protecting against downturns and sacrificing upswings realized in the (January) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO01 January Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO01 January Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (January) and held until the third Wednesday of the following (January). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO01 January Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO01 January Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO01 January Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (February) Fund

Investment Objective

The Vest Armor S&P 500® (February) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (February) Index (the “SPPRO02 February Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

     If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of February of a given year and held until the third Wednesday of the following February (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

The methodology of the SPPRO02 February Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO02 February Index is calculated daily as of the close of trading hours on the New York

Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO02 February Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO02 February Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of February to the third Wednesday of the following February), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO02 February Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO02 February Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (February) are continuously protecting against downturns and sacrificing upswings realized in the (February) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO02 February Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO02 February Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (February) and held until the third Wednesday of the following (February). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO02 February Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO02 February Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO02 February Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (March) Fund

Investment Objective

The Vest Armor S&P 500® (March) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (March) Index (the “SPPRO03 March Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

Management Fee	0.75%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of March of a given year and held until the third Wednesday of the following March (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO03 March Index. The methodology of the SPPRO03 March Index was created by Chicago Board of

Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO03 March Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO03 March Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO03 March Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of March to the third Wednesday of the following March), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO03 March Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO03 March Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (March) are continuously protecting against downturns and sacrificing upswings realized in the (March) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO03 March Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO03 March Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (March) and held until the third Wednesday of the following (March). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO03 March Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO03 March Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO03 March Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (April) Fund

Investment Objective

The Vest Armor S&P 500® (April) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (April) Index (the “SPPRO04 April Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of April of a given year and held until the third Wednesday of the following April (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO04 April Index. The methodology of the SPPRO04 April Index was created by Chicago Board of

Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO04 April Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO04 April Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO04 April Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of April to the third Wednesday of the following April), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO04 April Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO04 April Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (April) are continuously protecting against downturns and sacrificing upswings realized in the (April) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO04 April Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO04 April Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (April) and held until the third Wednesday of the following (April). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO04 April Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO04 April Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO04 April Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (May) Fund

Investment Objective

The Vest Armor S&P 500® (May) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (May) Index (the “SPPRO05 May Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of May of a given year and held until the third Wednesday of the following May (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO05 May Index. The methodology of the SPPRO05 May Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO05 May Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO05 May Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO05 May Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of May to the third Wednesday of the following January), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO05 May Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO05 May Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (May) are continuously protecting against downturns and sacrificing upswings realized in the (May) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO05 May Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO05 May Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (May) and held until the third Wednesday of the following (May). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO05 May Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO05 May Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO05 May Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (June) Fund

Investment Objective

The Vest Armor S&P 500® (June) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (June) Index (the “SPPRO06 June Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

     If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of June of a given year and held until the third Wednesday of the following June (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO06 June Index. The methodology of the SPPRO06 June Index was created by Chicago Board of

Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO06 June Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO06 June Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO06 June Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of June to the third Wednesday of the following June), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO06 June Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO06 June Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (June) are continuously protecting against downturns and sacrificing upswings realized in the (June) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO06 June Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO06 June Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (June) and held until the third Wednesday of the following (June). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO06 June Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO06 June Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO06 June Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (July) Fund

Investment Objective

The Vest Armor S&P 500® (July) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (July) Index (the “SPPRO07 July Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

     If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of July of a given year and held until the third Wednesday of the following July (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO07 July Index. The methodology of the SPPRO07 July Index was created by Chicago Board of

Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO07 July Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO07 July Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO07 July Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of July to the third Wednesday of the following July), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO07 July Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO07 July Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (July) are continuously protecting against downturns and sacrificing upswings realized in the (July) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO07 July Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO07 July Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (July) and held until the third Wednesday of the following (July). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO07 July Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO07 July Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO07 July Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (August) Fund

Investment Objective

The Vest Armor S&P 500® (August) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (August) Index (the “SPPRO08 August Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

     If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of August of a given year and held until the third Wednesday of the following August (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO08 August Index. The methodology of the SPPRO08 August Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO08 August Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO08 August Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO08 August Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of August to the third Wednesday of the following August), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO08 August Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO08 August Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (August) are continuously protecting against downturns and sacrificing upswings realized in the (August) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO08 August Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO08 August Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (August) and held until the third Wednesday of the following (August). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO08 August Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO08 August Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO08 August Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (September) Fund

Investment Objective

The Vest Armor S&P 500® (September) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (September) Index (the “SPPRO09 September Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of September of a given year and held until the third Wednesday of the following September (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO09 September Index. The methodology of the SPPRO09 September Index was created by Chicago

Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO09 September Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO09 September Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO09 September Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of September to the third Wednesday of the following September), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO09 September Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO09 September Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (September) are continuously protecting against downturns and sacrificing upswings realized in the (September) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO09 September Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO09 September Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (September) and held until the third Wednesday of the following (September). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO09 September Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO09 September Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO09 September Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (October) Fund

Investment Objective

The Vest Armor S&P 500® (October) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (October) Index (the “SPPRO10 October Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of October of a given year and held until the third Wednesday of the following October (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO10 October Index. The methodology of the SPPRO10 October Index was created by Chicago Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO10 October Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO10 October Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO10 October Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of October to the third Wednesday of the following October), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO10 October Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO10 October Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (October) are continuously protecting against downturns and sacrificing upswings realized in the (October) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO10 October Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO10 October Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (October) and held until the third Wednesday of the following (October). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO10 October Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO10 October Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO10 October Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (November) Fund

Investment Objective

The Vest Armor S&P 500® (November) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (November) Index (the “SPPRO11 November Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of November of a given year and held until the third Wednesday of the following November (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO11 November Index. The methodology of the SPPRO11 November Index was created by Chicago

Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO11 November Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO11 November Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO11 November Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of November to the third Wednesday of the following November), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO11 November Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO11 November Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (November) are continuously protecting against downturns and sacrificing upswings realized in the (November) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO11 November Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO11 November Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (November) and held until the third Wednesday of the following (November). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO11 November Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO11 November Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO11 November Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

FUND SUMMARY – Vest Armor S&P 500® (December) Fund

Investment Objective

The Vest Armor S&P 500® (December) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect (December) Index (the “SPPRO12 December Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.70%	0.70%
Acquired Fund Fees and Expenses(2)	0.00%	0.00%

Total Annual Fund Operating Expenses	1.70%	2.45%

Fee Waivers and/or Expense Reimbursements(3)	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.50%	2.25%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85	$1,061.55
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$718.85
Class C Shares	$228.09

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by providing returns or losses, before all fees and expenses, that based on the price performance of the S&P 500® Index for shares purchased on third Wednesday of December of a given year and held until the third Wednesday of the following December (the “holding period”) correlate to the following:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by [10%] or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than [10%], the Fund seeks to provide shareholders with a total return loss that is 10% less than percentage loss on the S&P 500® Index a with a maximum loss of approximately [90%].

The Fund seeks to achieve its objective by implementing a “Buffer Protect” option strategy, which is a strategy that is generally used in a bear, range-bound or modest bull market environment. This strategy is part of an outcome based approach to investing. Underlying this strategy is the belief that many investments target speculative returns, with uncertain levels of risk, over an uncertain period of time that, which, while opportunistic, employ a high degree of uncertainty. The outcome based investing approach utilized by the Fund targets a specific defined range of returns or “payoff,” with an allowance for a specific defined risk, at a specific point in time in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the SPPRO12 December Index. The methodology of the SPPRO12 December Index was created by Chicago

Board of Options Exchange (“CBOE®”), an affiliate of the Adviser. The value of the SPPRO12 December Index is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE®. (the “Index Calculation Agent) utilizing data provided to it by CBOE®. The SPPRO12 December Index measures the performance of a portfolio of hypothetical exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index. The SPPRO12 December Index is designed to track the returns of a hypothetical investment that, over a period of approximately one year (measured from the third Wednesday of December to the third Wednesday of the following December), seeks to “buffer protect” against the first 10% of losses due a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. [The capped level is determined on each year upon the expiration of the prior year’s FLEX Options such that there is no premium or discount to enter into the hypothetical investment compared to an investment in the index.]

In seeking to achieve its objective, the Fund will construct a portfolio that is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and to allow an investment tracking the SPPRO12 December Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. In seeking to track the SPPRO12 December Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are somewhat limited, as are the potential rewards.

To implement the foregoing, the Fund will construct a portfolio of exchange traded FLEX Options that reference the S&P 500® Index or an exchange-traded fund (“ETF”) that seeks to track the S&P 500® Index (the “Reference Asset”). Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund will utilize purchased and written put and call FLEX Options. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. The Fund’s portfolio may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference Asset), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference Asset), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference Asset), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference Asset) and fixed income securities. The Fund will utilize European style FLEX Options. European style options limit the rights to buy or sell the asset (or receive or deliver value of the index, in case of index options) at the maturity date of the option.

The FLEX Options that will be used by the Fund seek to protect an investment tracking the S&P 500® Index against a decline of up to 10% on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear all such losses. Further, while the Fund seeks to limit losses from declines up to 10% on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in (December) are continuously protecting against downturns and sacrificing upswings realized in the (December) in the following year. [As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.]

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO12 December Index is designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO12 December Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has not been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of (December) and held until the third Wednesday of the following (December). For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPPRO12 December Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options reduces the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Option which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your units.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPPRO12 December Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the SPPRO12 December Index.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Vest Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page ____ of the prospectus.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Funds on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the appropriate Vest Armor S&P 500® Monthly Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Funds toll free at 855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Class A Shares and for Class C Shares. Subsequent investments must be in amounts of $100 or more. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Each of the Vest Armor S&P 500® Monthly Funds (each a “Fund”) seeks to track, before fees and expenses, the performance of its corresponding monthly CBOE® S&P 500® Buffer Protect Index. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

Under normal conditions, the Fund’s portfolio consists of six kinds of FLEX Options referred to as the Purchased Call Options, Purchased Put Options, Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options (each of these is further described below). The Purchased Call Options and Purchased Put Options may be referred to as the “Purchased Options.” The Written Type A Put Options, Written Type B Put Options, Written Type A Call Options and Written Type B Call Options may be referred to as the “Written Options.” The Purchased Call Options, Written Type A Call Options and Written Type B Call Options together may be referred to as the “Call Options.” The Purchased Put Options, Written Type A Put Options and Written Type B Put Options may be referred to as the “Put Options”.

The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The Options are listed on the Chicago Board Options Exchange. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof (i.e. the purchaser of the option) to purchase (for the call options) or sell (for the put options) 100 shares of the Reference Asset at the strike price.

The Fund is designed so that any amount owed by the Fund on the Written Options will be covered by payouts at expiration from the Purchased Options. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. The OCC and securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts. Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be required to post any additional collateral for the options. [It is possible that applicable regulations governing the Fund’s utilization of the FLEX Options may change at some point in the future in which case the Fund will conform to such requirements and, accordingly, its obligations to cover its positions may change.]

     Purchased Call Options. The “Purchased Call Options” are call options purchased by the Fund, each with a strike price at 50% of the “Initial Level,” which is the price of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option Strike Price”). If the price of shares of the S&P® 500 Index (or the Reference Asset if the option is on the Reference Asset) as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the Purchased Call Options will expire without a payment being made to the Fund (i.e. the Purchased Call Options will expire worthless). If the Closing Value is greater than the Purchased Call Option Strike Price, then the Purchased Call Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Put Options. The “Written Type A Put Options” are put options written by the trust each with a strike price at 50% of the Initial Level (“Written Type A Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type A Put Option Strike Price at the option expiration date, the Written Type A Put Options will expire without a payment being made by the Fund. If the Closing Value is less than the Written Type A Put Option Strike Price, then the Written Type A Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type B Put Options. The “Written Type B Put Options” are put options written by the Fund each with a strike price at 90% of the Initial Level (“Written Type B Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Type B Put Option Strike Price at the option expiration date, the Written Type B Put Options will expire without a payment being made by the Fund If the Closing Value is less than the Written Type B Put Option Strike Price, then the Written Type B Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Purchased Put Options. The “Purchased Put Options” are put options purchased by the Fund each with a strike price at the Initial Level (“Purchased Put Option Strike Price”). If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the Purchased Put Options will expire without a payment being made to the trust (i.e. the Purchased Put Options will expire worthless). If the Closing Value is less than the Purchased Put Option Strike Price, then the Purchased Put Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type A Call Options. The “Written Type A Call Options” are call options written by the Fund each with a strike price at the Initial Level (“Written Type A Call Option Strike Price”). If the Closing Value is less than or equal to the Written Type A Call Option Strike Price at the option expiration date, the Written Type A Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type A Call Option Strike Price, then the Written Type A Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     Written Type B Call Options. The “Written Type B Call Options” are call options written by the Fund each with a strike price that will be determined on the third Wednesday of the month of the respective monthly tranche of the Fund (“Written Type B Call Option Strike Price”). If the value of the Closing Value is less than or equal to the Written Type B Call Option Strike Price at the option expiration date, the Written Type B Call Options will expire without a payment being made by the Fund. If the Closing Value is greater than the Written Type B Call Option Strike Price, then the Written Type B Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

     The Reference Asset and the S&P 500® Index. The summary information below regarding the Reference Asset, where the reference assets is an exchange traded fund (“ETF”) and the S&P 500® Index. Information regarding any ETF comes from such ETF’s filings with the U.S. Securities and Exchange Commission (“SEC”) filings. You are urged to refer to the SEC filings made by the issuer and to other publicly available information (e.g. the issuer’s annual report) to obtain an understanding of the issuer’s business and financial prospects. The summary information contained below is not designed to be, and should not be interpreted as, an effort to present information regarding the financial prospects of any issuer or any trends, events or other factors that may have a positive or negative influence on those prospects or as an endorsement of any particular issuer or ETF. The Fund has not undertaken any independent review or due diligence of the SEC filings of the issuer of any ETF or of any other publicly available information regarding such an issuer.

     The ETFs will generally seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The S&P 500® Index is a stock market index based on the market capitalizations of 500 large companies. The S&P 500® Index is considered one of the best representations of the U.S. stock market.

     The Fund is not sponsored, endorsed, sold or promoted by any ETF or any ETF’s investment adviser, nor have any such persons passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. No ETF or any investment adviser thereof have made any representations or warranties, express or implied, regarding the advisability of investing in the Fund, the FLEX Options or the results sought to be obtained by the Fund or the FLEX Options. No ETF or any investment adviser thereof shall have any liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

     The Fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices, LLC a part of McGraw Hill Companies Financial (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund, the FLEX Options, shares of any ETF that is a Reference Asset or any member of the public regarding the advisability of investing in securities generally or in such the Reference Asset, the FLEX Options or the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to any Reference Asset or Reference Asset’s adviser or its affiliates is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, which is determined, composed and calculated by S&P without regard to any Reference Asset, any Reference Asset’s adviser or their affiliates or the Fund. S&P has no obligation to take the needs of any Reference Asset’s adviser, affiliates, the owners of shares of any Reference Asset, the FLEX Options or shares of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of any Reference Asset, the FLEX Options or shares of the Fund, or the timing of the issuance or sale of such shares, FLEX Options or shares of the Fund or in the determination or calculation of the equation by which shares, FLEX Options or units are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of any Reference Asset, the FLEX Options or shares of the Fund. S&P does not guarantee the accuracy or the completeness of the S&P 500® Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by any Reference Asset or its advisers or owners of shares of any Reference Asset, the FLEX Options or shares of the Fund or any other person or entity from the use of the S&P 500® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the S&P 500® Index or any data included therein, even if notified of the possibility of such damages.

     Shares of any Reference Asset may be invested in directly without paying the fees and expenses associated with the trust. There are a variety other investments available that track or reference the S&P 500® Index.

     Tax Strategy. To the extent consistent with the primary objectives and other strategies of the Funds, the Adviser intends to minimize taxes by harvesting capital losses to minimize current year capital gains. In addition, where feasible, the Adviser will utilize options contracts that qualify as §1256 contracts, which are options contracts that are taxed at more preferable tax rate regardless of the length of the holding period. There is no assurance the Adviser can implement this tax strategy to reduce the tax burden for the shareholders.

ADDITIONAL INFORMATION ABOUT CERTAIN AFFILIATED PARTIES OF THE ADVISER AND THE FUNDS’ METHODOLOGY

The S&P Dow Jones Indices LLC (“S&P”), Chicago Board of Options Exchange (“CBOE®”), a subsidiary of CBOE® Holdings, Inc. and Vest Financial LLC, the investment adviser to the Funds and a majority owned subsidiary of CBOE® Holdings, Inc. have entered into an understanding (the “Licensing Arrangement”) pursuant to which CBOE® calculates and disseminates the values for the monthly CBOE® Buffer Protect S&P 500 Indices (the “monthly SPPRO Indices”). CBOE® and Chicago Board Options Exchange® are registered trademarks of the CBOE®. S&P® is the registered trademark of S&P. The methodology of the monthly SPPRO Indices is owned by CBOE® and is licensed to Vest Financial Group Inc. (“VFG”) by S&P. The Adviser has entered into a sublicense agreement with VFG to use the monthly SPPRO Indices by which terms the monthly SPPRO Indices are usable by the Funds so long as the Advisor serves the Funds. Additional information about the monthly SPPRO Indices, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at _________________.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index;
•	The dividend rate on the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

The Fund also might not perform as well as you expect. This can happen for the following reasons:

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk: The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPPRO Index, as well as each of the monthly SPPRO Indices are designed to represent a proposed hypothetical option strategy. Like many passive indexes, the SPPRO Index and each of the monthly SPPRO Indices do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, many or most investors should be expected to underperform passive indexes. In the construction of the hypothetical indexes, the options are assumed to be purchased and written at a certain price on the third Wednesday of the month. However, there is no guarantee that all investors will be able to sell at this price, and investors attempting to replicate the Indexes should discuss with their brokers possible timing and liquidity issues. Transaction costs for a strategy such the indexes could be significantly higher than transaction costs for a passive strategy of investing in Treasury bills.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities whose value depends generally on an issuer’s credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security’s credit rating declines, which can cause the price of fixed-income securities to go down.

•
Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The Fund’s investment strategy is designed to achieve its investment objective over the life of the Fund. The Fund’s investment strategy has not been designed to deliver on its objective if the shares are bought and held for less than one year. Prior to the end of a one year holding period, the value of the securities in the Fund could vary because of related factors other than the price of shares of the Reference Asset. Certain related factors are interest rates, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Market risk is the possibility that, over short or long periods, prices of assets that may be held by the Fund will decline. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. An investment in the Fund represents an indirect investment in the FLEX Options. The shares of the Fund at any point in time may be worth less than the original investment.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund’s portfolio will be magnified.

Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

The Fund return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference Asset, and the maximum capped return. Because the Fund’s return (or the return for one of the Monthly Buffer Protected Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference Asset. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference Asset, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference Asset, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference Asset. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference Asset and are subject to changes in value as the price of the S&P 500® Index or the Reference Asset rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference Asset, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference Asset Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference Asset seeks to replicate the performance of the S&P 500® Index. The value of the Reference Asset will fluctuate over time based on fluctuations in the value of the stocks held by the Reference Asset which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the FLEX Options may change with the implied volatility of the Reference Asset, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference Asset. The Fund seeks to provide target returns on the price performance of the Reference Asset, which does not include returns from dividends paid by the Reference Asset.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference Asset or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to option expiration date, the value of the FLEX Options is determined based upon market quotations, the last asked or bid price in the over-the-counter market or using other recognized pricing methods. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference Asset. Factors that may influence the value of the FLEX Options are interest rate changes, implied volatility levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference Asset, S&P 500® Index and securities comprising the S&P 500® Index, among others. The value of the Reference Asset will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The Reference Asset is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference Asset will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector. Maintaining investments in the securities regardless of market conditions of the performance of individual securities could impact the unit price of the Reference Asset, the FLEX Options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. The performance of the Reference Asset may not replicate the performance of, and may underperform, the S&P 500® Index. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances. Because the return or loss on the FLEX Options references the price performance of the Reference Asset and not the S&P 500® Index, the return or loss on the FLEX Options and your investment in the Fund may be less than that of an alternative investment linked directly to the S&P 500® Index.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the S&P 500® Index that the Fund seeks to track. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the S&P 500® Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the S&P 500® Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the S&P 500® Index does not.
Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of their total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages _______ other funds in the Trust and Institutional sub-advised separately managed accounts. As of December 31, 2015, the Adviser had approximately $4.7 million in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999.99	0.75%
$250,000 - $749,999.99	0.65%
$750,000 - $1,499,999.99	0.60%
$1,500,000 – $4,999,999.99	0.55%
>$5,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of each of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Funds. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement for the Funds will be available in the Funds’ annual report for the period ending October 31, 2016, once that report is produced.

The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. The Adviser will cause the Fund to purchase FLEX Options on CBOE®, including S&P 500 options. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VGG.

The Portfolio Managers

The Funds are managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has experience in investment and securities valuation and analysis. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup. Mr. Hale has a background in conducting quantitative analysis on corporations and derivatives. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plans for each Fund’s Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services, expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Servicing Plan.

Each of the Funds have adopted a shareholder service plan with respect to its Class A Shares and Class C Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

     Minimum Investments. The minimum initial investment for Class A Shares is $1,000_ and Class C Shares is $1,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

     Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

     Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

     Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

     Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

     Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Funds at any time and in any amount by contacting your Financial Intermediary or by contacting the Funds by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

     Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

     Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

     Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

     Redemption in Kind. The Funds do not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing each Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Funds’ election.

GENERAL INFORMATION

     Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

     Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

     Small Account Balances. If the value of your account falls below the minimum account balance of $3,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances.

     Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

     Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages _____ other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

     How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

     Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

     Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 855-505-VEST (8378).

     General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Funds. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

     Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gains. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s Class A and Class C shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities

(less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds offer investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class A Shares

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

	Sales charge as a percentage of
Amount of purchase at the public offering price	Offering Price(1)	Net amount invested	Discount as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more (2)	See below(2)	See below(2)	See below(2)

(1)	The term “Offering Price” includes the front-end sales charge.
(2)
If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within one year of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within one year of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 1.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, the Funds will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

For accounts that are subject to a deferred sales charge, the Funds will use the first-in, first-out (“FIFO”) method to determine the one year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one year, the deferred sales charge will be assessed. The deferred sales charge will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for a one year period from the date of purchase.

Sales Charge Reductions and Waivers

The Funds reserve the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Funds for inclusion in brokerage platforms, wrap programs and fund supermarkets. If you are in a category of investors who purchase Class A Shares through such programs, you will not be subject to a 1.00% deferred sales charge if you redeem your shares less than one year after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Funds to help defray the expenses to the Funds of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within one year of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 1.00% of the offering price and of the net amount invested.

To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Funds’ transfer agent or your Financial Intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your Financial Intermediary or the Funds’ Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Funds’ Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your Financial Intermediary or the Funds’ Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that Financial Intermediary and other Financial Intermediaries. Consult the Funds’ SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation. After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Funds and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention. A reduced sales charge on Class A Shares of the Funds as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member. You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;
(2)	exchanges of a Fund’s shares for those of another fund of the Trust;
(3)
purchases of Fund shares made by current or former directors, officers or employees, or agents of the Trust, the Adviser, the Distributor, or affiliates of the Adviser, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by the Funds’ Distributor for their own investment account and for investment purposes only;
(5)
a “qualified institutional buyer,” as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6)	a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;
(7)	a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;
(8)
investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9)
institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and “rabbi trusts”; and

(10)
the purchase of Fund shares, if available, through certain third-party fund “supermarkets.” Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Funds toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Funds’ Distributor.

Class C Shares

Deferred Sales Charge – Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested. A deferred sales charge of 1.00% is applied if your Class C Shares are sold within one year and is paid to the distributor.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution (12b-1) and Service Fee as described below under “Rule 12b-1 Fees.”

Waiver of Deferred Sales Charge

The deferred sales charge on Class C Shares is waived for:

(1)	certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70.5;
(2)	redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3)	withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4)	withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 673-0550. All account information is subject to acceptance and verification by the Funds’ Distributor.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee on Class A Shares and the Class C Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ Statement of Additional Information (the “SAI”) dated May __, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550, by e-mail at: mail@ccofva.com or on the World Funds Trust website at www.theworldfundstrust.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

The Vest Family of Funds

PROSPECTUS
May __, 2016

Vest Dynamic Distribution Fund
Investor Class Shares (XXXXX)
Institutional Class Shares (XXXXX)

This prospectus describes the Vest Dynamic Distribution Fund. The Vest Dynamic Distribution Fund is authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY

Investment Objective

The Vest Dynamic Distribution Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long terms.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.59%	0.59%
Acquired Fund Fees and Expenses(1)	0.14%	0.14%

Total Annual Fund Operating Expenses	1.98%	1.73%

Fee Waivers and/or Expense Reimbursements(2)	(0.09%)	(0.09%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.89%	1.64%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$191.94	$612.68
Institutional Class Shares	$166.76	$536.18

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by: (i) investing in a portfolio of exchange-traded funds (“ETFs”) that invest in equity securities that are represented in the S&P 500® Index or select sectors of the S&P 500® index; (ii) selling (writing) equity ETFs that track select sectors of the S&P 500® index; and (iii) buying call options on the CBOE Volatility Index® (VIX®) index. The Fund intends to construct a non-diversified portfolio with view toward making monthly distributions at an approximate annual rate of 5% over the Two Year Treasury Yield. The Fund will write call options on the ETFs to monetize volatility by enhancing the Fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, at times, this strategy also reduces the Fund’s ability to profit from increases in the value of its equity portfolios. In an effort to protect the Fund from a significant market decline over a short period of time, the Fund will buy call options on VIX futures, which should generally increases as stock prices decrease, and decreases as those stocks prices increase.

With respect to writing of covered call options, the Fund will use standardized exchange-traded options that reference an ETF that seeks to track the performance of a select sector of the S&P 500® Index (“Reference Asset”). Option contracts on an individual security, such as an ETF, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. With respect to hedging against market declines the Fund will use will use standardized exchange-traded options that reference the VIX Index. Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms – the Fund intends to utilize these standard options contracts primarily. However, the Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or

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guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P® 500 Index or any sectors of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index or select sectors of the S&P 500® Index;
•	The dividend rate on the S&P® 500 Index or select sectors of the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the issuers of securities in the S&P 500® Index or select sectors of the S&P 500® Index.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options Risk: The Fund expects to utilize Options (including FLEX Options) issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the Options contracts. Options are also subject to the Derivative Securities Risk described above.

FLEX Options Risk: The Fund expects to utilize FLEX Options. FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options

Fund of Funds Risk. The risk that the Fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the Fund’s investment in such other mutual funds will cost shareholders more than direct investments would have cost.

Low Volatility Strategy Risk. The risk that the Fund’s techniques for limiting portfolio volatility will not be successful, will cause the Fund’s portfolio to underperform its benchmark, or will cause the Fund to lose money.

Market Volatility Risk. The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Equity Risk. The Fund’s investments in ETFs provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Exchange-Traded Funds Risk. The Fund will invest in exchange traded funds (“ETF”) that seek to track the select sectors of the S&P 500® Index. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Targeted Payout Risk. The Fund is expected to make monthly cash distributions under its targeted payout objective. Because these distributions will be made from Fund assets and shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the targeted payout objective. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its targeted cash distributions without returning capital to shareholders. To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. The written options create an obligation to make a payment in contrast to the purchased option which create the potential for receipt of a payment. As the value of the written options increases, it has a negative impact on the value of your units.

Certain features of the ETFs that the Fund will invest in, will impact the value of the Fund’s Shares. The value of an ETF is subject to the following factors:

•
Passive Investment Risk. The ETFs are not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETFs will hold constituent securities of a particular sector of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the ETF, the options on the ETF and the Fund.

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•
Tracking Error. ETFs face index correlation risk which is the risk that the performance of the ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of a particular sector of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the particular sector of S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the particular sector of the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The ETF may engage in securities lending. Securities lending involves the risk that the ETF may lose money because the borrower of the ETF’s loaned securities fails to return the securities in a timely manner or at all.

•
Fees and Expenses. Unlike the S&P 500® Index or the particular sectors comprising the S&P 500® Index, the ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index and its constituent sectors.

•	Discount. Shares of ETFs tend to trade at a discount from their net asset value.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for units.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the

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Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

VestSM Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (Vest Dynamic Distribution Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling toll free at 1-855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares. Subsequent investments must be in amounts of $100 or more for Investor Class Shares and Institutional Class Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

     The Vest Dynamic Distribution Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long terms. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

     The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 5% over the Two Year Treasury Yield.

     The Fund seeks to achieve its objective by: (i) investing in a portfolio of exchange-traded funds (“ETFs”) that invest in equity securities that are represented in the S&P 500® Index or select sectors of the S&P 500® Index; (ii) selling (writing) equity ETF covered call options; and (iii) buying call options on the CBOE Volatility Index® (VIX®) futures.

     The Fund will write call options on the ETFs to monetize volatility by enhancing the Fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, at times, this strategy also reduces the Fund’s ability to profit from increases in the value of its equity portfolios. In an effort to protect the Fund from a significant market decline over a short period of time, the Fund will buy call options on VIX, which should generally increase as stock prices decrease, and decreases as those stocks prices increase. [Under normal circumstances, the fund intends to invest at least 80% of its assets in equity or equity index instruments, including index derivatives.]

     The Dynamic Distribution Strategy (“DDS”) is a passive rules based investment process to select Fund investments that generate option premia and mitigate risk. The DDS seeks to generate periodic distributions for shareholders while preserving capital over the long terms. The DDS philosophy is based upon the Adviser’s research indicating that an effective way to meet income needs outside of investments in fixed income investments is seek it in equity investments through collection of dividends, giving up upside potential and gaining downside protection.

Stock Selection. ETF selection is based an equal weighted sector approach that the Adviser believes will result in a more diversified portfolio of stocks that is often represented in the S&P 500® Index. The Adviser believes that a balanced sector approach lowers risk and has the potential for greater returns.

Options

•
Writing Options for Generating Income. To generate additional returns and reduce certain types of risk, the Adviser engages in various income generating strategies that are designed to complement the other components of the strategy. The option writing component of the DDS is a rules based strategy whereby periodically and regularly, the Adviser sells (writes) call options on the ETFs that track the sectors of the S&P 500 that are typically 1 week in maturity.

•
Buying Option for Risk Mitigation. The Adviser applies a protective hedging strategy to hedge the Fund’s equity exposure. The protective strategy is executed using exchange-traded call options on the VIX to hedge the portfolio and to reduce volatility. The protective strategy seeks to limit downside loss. Generally, the value of a call option on the VIX generally increases as prices of the sector ETFs decreases, and decreases as those prices of the sector ETFs increases.

•
Call Options. An index call option (such as one on the VIX Index) is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. A call option on an individual security, such as an ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

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•
Put Options. An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

•
Options Generally. Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the Securities and Exchange Commission (the “SEC”) or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period.

Sector ETFs Generally. The Adviser anticipates investing in sector specific ETFs (“Sector ETFs”) that track an index specific to the sector (“Sector Index”). Each Sector Index is calculated using a modified “market capitalization” methodology. This formula ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage of the total market cap of that particular index. However, each of the ETFs are diversified mutual funds with respect to the Internal Revenue Code. As a result, each Sector Index will be modified so that an individual security does not comprise more than 25% of the index. Each Sector ETF is not “actively managed” by traditional methods and is designed to, before expenses, closely track the price performance and dividend yield of a particular Sector Index.

Tax Strategy. To the extent consistent with the primary objectives and other strategies of the Fund, the Adviser intends to minimize taxes by holding the majority of the ETF portfolio indefinitely subject to periodic rebalancing. In certain circumstances, capital losses may be harvested to minimize current year capital gains. It is anticipated that the Adviser will manage the Fund so that dividends received will constitute qualified dividends, and as a result, will be taxed at the lower applicable rate. In addition, where feasible, the Adviser will utilize options contracts that qualify as §1256 contracts, which are options contracts that are taxed at more preferable tax rate regardless of the length of the holding period. There is no assurance the Adviser can implement this tax strategy to reduce the tax burden for the shareholders.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt

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to, and should not be expected to, reflect the return of the S&P® 500 Index or any sectors of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index or select sectors of the S&P 500® Index;
•	The dividend rate on the S&P® 500 Index or select sectors of the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® and/or issuers of securities in the S&P 500® Index.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

	o	the writer of an option may be assigned an exercise at any time during the option period;
	o	disruptions in the markets for underlying instruments could result in losses for options investors;
	o	imperfect or no correlation between the option and securities being hedged;
	o	the insolvency of a broker could present risks for the broker’s customers; and
	o	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

•
Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

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•
Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The Fund may invest in options that reference an ETF that tracks a particular section within the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track a particular sector within the S&P 500® Index may not exactly match the performance of that sector within the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Targeted Payout Risk. The Fund is expected to make monthly cash distributions under its targeted payout objective. Because these distributions will be made from Fund assets and shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the targeted payout objective. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time,

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it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its targeted cash distributions without returning capital to shareholders. To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund’s portfolio will be magnified.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The ETFs are not actively managed and attempts to track the performance of an unmanaged portion of securities within the particular index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETFs will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the ETF, the options on the ETF and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. The performance of the Reference Asset may not replicate the performance of, and may underperform, the particular sectors of the S&P 500® Index. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the particular sectors of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the particular sectors of the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the particular sectors of the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances. Because the return or loss on the options references the price performance of the Reference Asset and not the particular sectors of S&P 500® Index, the return or loss on the options and your investment in the Fund may be less than that of an alternative investment linked directly to the particular sector of S&P 500® Index.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•
Fees and Expenses. Unlike the S&P 500® Index and its represented sectors, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the particular sectors of the S&P 500® Index.

•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

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New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages _______ other funds in the Trust and Institutional sub-advised separately managed accounts. As of December 31, 2015, the Adviser had approximately $4.7 million in assets under management.

The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999.99	1.00%
$250,000 - $749,999.99	0.85%
$750,000 - $1,499,999.99	0.75%
$1,500,000 – $4,999,999.99	0.65%
>$5,000,000	0.60%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement for the Fund will be available in the Fund’s semi-annual report for the period ending October 31, 2016 once that report is produced.

The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate

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VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. The Adviser will cause the Fund to purchase options on CBOE®, including options on VIX. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VFG.

The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has experience in investment and securities valuation and analysis. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup. Mr. Hale has a background in conducting quantitative analysis on corporations and derivatives. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services, expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.

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Shareholder Servicing Plan.

The Fund has adopted a shareholder service plan on behalf of its Investor Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

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HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

     Minimum Investments. The minimum initial investment for Investor Class Shares is $1,000 and Institutional Class Shares is $100,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

     Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

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If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

     Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

     Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

     Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

     Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

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Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

     Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: Vest Dynamic Distribution Fund , Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

     Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

     Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

     Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

GENERAL INFORMATION

     Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service,

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other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

     Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

     Small Account Balances. If the value of your account falls below the minimum account balance of $3,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances.

     Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

     Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages _____ other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

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     How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

     Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

     Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

     General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

     Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

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Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Investor Class and Institutional Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

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The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Investor Class Shares

Investor Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

Institutional Class Shares

Institutional Class Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings,

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and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee of Investor Class Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

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If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

23

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”) dated May __, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Fund’s website at www.vestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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The Vest Family of Funds

PROSPECTUS
May __, 2016

Vest Dynamic Distribution Fund
Class A Shares (XXXXX)
Class C Shares (XXXXX)

This prospectus describes the Vest Dynamic Distribution Fund. The Vest Dynamic Distribution Fund is authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY

Investment Objective

The Vest Dynamic Distribution Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long terms.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%
Distribution (12b-1) and Service Fees	0.25%	1.00
Other Expenses(2)	0.59%	0.59%
Acquired Fund Fees and Expenses(2)	0.14%	0.14%

Total Annual Fund Operating Expenses	1.98%	2.73%

Fee Waivers and/or Expense Reimbursements(3)	(0.09%)	(0.09%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.89%	2.64%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(3)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

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Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$755.90	$1,152.44
Class C Shares	$328.09	$744.49

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$755.90	$
Class C Shares	$228.09	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by: (i) investing in a portfolio of exchange-traded funds (“ETFs”) that invest in equity securities that are represented in select sectors of the S&P 500® index; (ii) selling (writing) call options on the equity ETFs that track select sectors of the S&P 500® index; and (iii) buying call options on the CBOE Volatility Index® (VIX®) index. The Fund intends to construct a non-diversified portfolio with view toward making monthly distributions at an approximate annual rate of 5% over the Two Year Treasury Yield. The Fund will write call options on the ETFs to monetize volatility by enhancing the Fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, at times, this strategy also reduces the Fund’s ability to profit from increases in the value of its equity portfolios. In an effort to protect the Fund from a significant market decline over a short period of time, the Fund will buy call options on VIX futures, which should generally increases as stock prices decrease, and decreases as those stocks prices increase.

With respect to writing of covered call options, the Fund will use standardized exchange-traded options that reference an ETF that seeks to track the performance of a select sector of the S&P 500® Index (“Reference Asset”). Option contracts on an individual security, such as an ETF, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. With respect to hedging against market declines the Fund will use will use standardized exchange-traded options that reference the VIX Index. Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms – the Fund intends to utilize these standard options contracts primarily. However, the Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation

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(“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P® 500 Index or any sectors of the S&P 500® Index or the VIX Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index or select sectors of the S&P 500® Index or the VIX Index;
•	The dividend rate on the S&P® 500 Index or select sectors of the S&P 500® Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the issuers of securities in the S&P 500® Index or select sectors of the S&P 500® Index.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options Risk: The Fund expects to utilize Options (including FLEX Options) issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the Options contracts. Options are also subject to the Derivative Securities Risk described above.

FLEX Options Risk: The Fund expects to utilize FLEX Options. FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options

Fund of Funds Risk. The risk that the Fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the Fund’s investment in such other mutual funds will cost shareholders more than direct investments would have cost.

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Low Volatility Strategy Risk. The risk that the Fund’s techniques for limiting portfolio volatility will not be successful, will cause the Fund’s portfolio to underperform its benchmark, or will cause the Fund to lose money.

Market Volatility Risk. The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Equity Risk. The Fund’s investments in ETFs provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund will invest in exchange traded funds (“ETF”) that seek to track the select sectors of the S&P 500® Index. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Targeted Payout Risk. The Fund is expected to make monthly cash distributions under its targeted payout objective. Because these distributions will be made from Fund assets and shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the targeted payout objective. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its targeted cash distributions without returning capital to shareholders. To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. The written options create an obligation to make a payment in contrast to the purchased option which create the potential for receipt of a payment. As the value of the written options increases, it has a negative impact on the value of your units.

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Certain features of the ETFs that the Fund will invest in, will impact the value of the Fund’s Shares. The value of an ETF is subject to the following factors:

•
Passive Investment Risk. The ETFs are not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETFs will hold constituent securities of a particular sector of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the ETF, the options on the ETF and the Fund.

•
Tracking Error. ETFs face index correlation risk which is the risk that the performance of the ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of a particular sector of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the particular sector of S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the particular sector of the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The ETF may engage in securities lending. Securities lending involves the risk that the ETF may lose money because the borrower of the ETF’s loaned securities fails to return the securities in a timely manner or at all.

•
Fees and Expenses. Unlike the S&P 500® Index or the particular sectors comprising the S&P 500® Index, the ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index and its constituent sectors.

•	Discount. Shares of ETFs tend to trade at a discount from their net asset value.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the evaluator than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for units.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed

5

operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.vestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

VestSM Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception in May ___, 2016

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (Vest Dynamic Distribution Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling toll free at 855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Class A Shares and for Class C Shares. Subsequent investments must be in amounts of $100 or more. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

     The Vest Dynamic Distribution Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long terms. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

     The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 5% over the Two Year Treasury Yield.

     The Fund seeks to achieve its objective by: (i) investing in a portfolio of exchange-traded funds (“ETFs”) that invest in equity securities that are represented in the S&P 500® Index or select sectors of the S&P 500® Index; (ii) selling (writing) equity ETF covered call options; and (iii) buying call options on the CBOE Volatility Index® (VIX®) futures.

     The Fund will write call options on the ETFs to monetize volatility by enhancing the Fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, at times, this strategy also reduces the Fund’s ability to profit from increases in the value of its equity portfolios. In an effort to protect the Fund from a significant market decline over a short period of time, the Fund will buy call options on VIX, which should generally increase as stock prices decrease, and decreases as those stocks prices increase. [Under normal circumstances, the fund intends to invest at least 80% of its assets in equity or equity index instruments, including index derivatives.]

     The Dynamic Distribution Strategy (“DDS”) is a passive rules based investment process to select investments that is designed to attempt to generate return from equity exposure, to generate option premia and mitigate risk. The DDS seeks to generate periodic distributions for shareholders while preserving capital over the long terms. The DDS philosophy is based upon the Adviser’s research indicating that an effective way to meet income needs outside of investments in fixed income investments is to seek it in equity investments through collection of dividends, giving up upside potential and gaining downside protection.

Stock Selection. ETF selection is based an equal weighted sector approach that the Adviser believes will result in a more diversified portfolio of stocks that is often represented in the S&P 500® Index. The Adviser believes that a balanced sector approach lowers risk and has the potential for greater returns.

Options

•
Writing Options for Generating Income. To generate additional returns and reduce certain types of risk, the Adviser engages in various income generating strategies that are designed to complement the other components of the strategy. The option writing component of the DDS is a rules based strategy whereby periodically and regularly, the Adviser sells (writes) call options on the ETFs that track the sectors of the S&P 500 that are typically 1 week in maturity.

•
Buying Option for Risk Mitigation. The Adviser applies a protective hedging strategy to hedge the Fund’s equity exposure. The protective strategy is executed using exchange-traded call options on the VIX to hedge the portfolio and to reduce volatility. The protective strategy seeks to limit downside loss. Generally, the value of a call option on the VIX generally increases as prices of the sector ETFs decreases, and decreases as those prices of the sector ETFs increases.

•
Call Options. An index call option (such as one on the VIX Index) is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. A call option on an individual security, such as an ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

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•
Put Options. An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

•
Options Generally. Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the Securities and Exchange Commission (the “SEC”) or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period.

Sector ETFs Generally. The Adviser anticipates investing in sector specific ETFs (“Sector ETFs”) that track an index specific to the sector (“Sector Index”). Each Sector Index is calculated using a modified “market capitalization” methodology. This formula ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage of the total market cap of that particular index. However, each of the ETFs are diversified mutual funds with respect to the Internal Revenue Code. As a result, each Sector Index will be modified so that an individual security does not comprise more than 25% of the index. Each Sector ETF is not “actively managed” by traditional methods and is designed to, before expenses, closely track the price performance and dividend yield of a particular Sector Index.

Tax Strategy. To the extent consistent with the primary objectives and other strategies of the Fund, the Adviser intends to minimize taxes by holding the majority of the ETF portfolio indefinitely subject to periodic rebalancing. In certain circumstances, capital losses may be harvested to minimize current year capital gain. It is anticipated that the Adviser will manage the Fund so that dividends received will constitute qualified dividends, and as a result, will be taxed at the lower applicable rate.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the S&P® 500 Index or any sectors of the S&P 500® Index or the VIX Index. The value of shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the S&P 500® Index or select sectors of the S&P 500® Index or the VIX Index;
•	The dividend rate on the S&P® 500 Index or select sectors of the S&P 500® Index;

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•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the S&P 500® and/or issuers of securities in the S&P 500® Index.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

	o	the writer of an option may be assigned an exercise at any time during the option period;
	o	disruptions in the markets for underlying instruments could result in losses for options investors;
	o	imperfect or no correlation between the option and securities being hedged;
	o	the insolvency of a broker could present risks for the broker’s customers; and
	o	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

•
Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

•
Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

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Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The Fund may invest in options that reference an ETF that tracks a particular section within the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invest. The value of an ETF is subject to change as the values of the component securities of the reference index fluctuate. An ETF that seeks to track a particular sector within the S&P 500® Index may not exactly match the performance of that sector within the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Targeted Payout Risk. The Fund is expected to make monthly cash distributions under its targeted payout objective. Because these distributions will be made from Fund assets and shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the targeted payout objective. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its targeted cash distributions without returning capital to shareholders. To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

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Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund’s portfolio will be magnified.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

Certain features of the Reference Asset, which may be an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference Asset is subject to the following factors:

•
Passive Investment Risk. The ETFs are not actively managed and attempts to track the performance of an unmanaged portion of securities within the particular index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETFs will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the ETF, the options on the ETF and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. The performance of the Reference Asset may not replicate the performance of, and may underperform, the particular sectors of the S&P 500® Index. It is possible that the Reference Asset may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the particular sectors of the S&P 500® Index due to the Reference Asset not investing in all stocks comprising the particular sectors of the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference Asset and securities comprising the particular sectors of the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances. Because the return or loss on the options references the price performance of the Reference Asset and not the particular sectors of S&P 500® Index, the return or loss on the options and your investment in the Fund may be less than that of an alternative investment linked directly to the particular sector of S&P 500® Index.

•
Securities Lending Risk. The Reference Asset may engage in securities lending. Securities lending involves the risk that the Reference Asset may lose money because the borrower of the Reference Asset’s loaned securities fails to return the securities in a timely manner or at all.

•
Fees and Expenses. Unlike the S&P 500® Index and its represented sectors, the Reference Asset will reflect transaction costs and fees that will reduce its price performance relative to the particular sectors of the S&P 500® Index.

•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

The Fund may experience substantial downside from the Options.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase

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agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages _______ other funds in the Trust and Institutional sub-advised separately managed accounts. As of December 31, 2015, the Adviser had approximately $4.7 million in assets under management.

The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999.99	1.00%
$250,000 - $749,999.99	0.85%
$750,000 - $1,499,999.99	0.75%
$1,500,000 – $4,999,999.99	0.65%
>$5,000,000	0.60%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement for the Fund will be available in the Fund’s semi-annual report for the period ending October 31, 2016 once that report is produced.

The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. The Adviser will cause the Fund to purchase options on CBOE®, including options on VIX. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VFG.

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The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has experience in investment and securities valuation and analysis. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup. Mr. Hale has a background in conducting quantitative analysis on corporations and derivatives. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plans for the Fund’s Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plans, while primarily intended to compensate for shareholder services expenses, were adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

Shareholder Servicing Plan.

The Fund has adopted a shareholder service plan on behalf of its Class A and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole

13

shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing

14

and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

     Minimum Investments. The minimum initial investment for Class A and Class C Shares is $1,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

     Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

     Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

     Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to

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advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

     Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

     Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

     Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: Vest Dynamic Distribution Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

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     Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

     Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

     Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

GENERAL INFORMATION

     Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

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     Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

     Small Account Balances. If the value of your account falls below the minimum account balance of $3,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances.

     Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

     Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages _____ other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

     How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

     Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

     Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

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     General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

     Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund

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has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Investor Class and Institutional Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the

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Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class A Shares

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

	Sales charge as a percentage of
Amount of purchase at the public offering price	Offering Price(1)	Net amount invested	Discount as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more (2)	See below(2)	See below(2)	See below(2)

(1)	The term “Offering Price” includes the front-end sales charge.

(2)
If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within one year of the date of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within one year of the date of purchase of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 1.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, the Funds will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

For accounts that are subject to a deferred sales charge, the Fund will use the first-in, first-out (“FIFO”) method to determine the one year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one year, the deferred sales charge will be assessed. The deferred sales charge will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for a one year period from the date of purchase.

Sales Charge Reductions and Waivers

The Fund reserves the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Funds for inclusion in brokerage platforms, wrap programs and fund supermarkets. If you are in a category of investors who purchase Class A Shares through such programs, you will not be subject to a 1.00% deferred sales charge if you redeem your shares less than one year after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees,

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when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within one year of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 1.00% of the offering price and of the net amount invested.

To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund’s transfer agent or your Financial Intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your Financial Intermediary or the Fund’s Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund’s Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your Financial Intermediary or the Fund’s Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that Financial Intermediary and other Financial Intermediaries. Consult the Fund’s SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation. After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention. A reduced sales charge on Class A Shares of the Funds as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member. You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

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Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;

(2)	exchanges of a Fund’s shares for those of another fund of the Trust;

(3)
purchases of Fund shares made by current or former directors, officers or employees, or agents of the Trust, the Adviser, the Distributor, or affiliates of the Adviser, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by the Fund’s Distributor for their own investment account and for investment purposes only;

(5)
a “qualified institutional buyer,” as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6)	a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;

(7)	a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8)
investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9)
institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and “rabbi trusts”; and

(10)
the purchase of Fund shares, if available, through certain third-party fund “supermarkets.” Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Fund toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Fund’s Distributor.

Class C Shares

Deferred Sales Charge – Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested. A deferred sales charge of 1.00% is applied if your Class C Shares are sold within one year and is paid to the distributor.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution (12b-1) and Service Fee as described below under “Rule 12b-1 Fees.”

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Waiver of Deferred Sales Charge

The deferred sales charge on Class C Shares is waived for:

(1)	certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70.5;
(2)	redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3)	withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4)	withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Fund toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Fund’s Distributor

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee Class A and the Class C Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

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These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

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FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”) dated May __, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Fund’s website at www.vestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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STATEMENT OF ADDITIONAL INFORMATION - DATED MAY __, 2016
The VEST Family of Funds
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
855-505-VEST (8378)

Vest Dynamic Distribution Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (June) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (July) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (January) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (August) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (February) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (September) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (March) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (October) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (April) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (November) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

Vest Armor S&P 500® (May) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)	Vest Armor S&P 500® (December) Fund Class A Shares (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses for the Vest Funds each dated May ___, 2016 as they may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. You may obtain the prospectus of the Funds and the SAI, free of charge, by writing to World Funds Trust (the “Trust”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling 855-505-VEST (8378).

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

THE VEST FAMILY OF FUNDS

Vest Armor S&P 500® Fund
Vest Armor S&P 500® (January) Fund
Vest Armor S&P 500® (February) Fund
Vest Armor S&P 500® (March) Fund
Vest Armor S&P 500® (April) Fund
Vest Armor S&P 500® (May) Fund
Vest Armor S&P 500® (June) Fund
Vest Armor S&P 500® (July) Fund
Vest Armor S&P 500® (August) Fund
Vest Armor S&P 500® (September) Fund
Vest Armor S&P 500® (October) Fund
Vest Armor S&P 500® (November) Fund
Vest Armor S&P 500® (December) Fund

(collectively, the “Vest Monthly Funds”
and with the Vest Armor S&P 500® Fund, the “Vest S&P 500® Funds”)

Vest Dynamic Distribution Fund (the “Dynamic Distribution Fund”)
(collectively, all of the foregoing are referred to herein as the “Vest Funds”

Investment Adviser:
Vest SM Financial LLC, a CBOE Company
8300 Greensboro Drive, Suite 800
McLean, Virginia 22102

TABLE OF CONTENTS	Page
THE TRUST	1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES	2
DESCRIPTION OF PERMITTED INVESTMENTS	2
INVESTMENT LIMITATIONS	8
INVESTMENT ADVISER	11
PORTFOLIO MANAGERS	13
SERVICE PROVIDERS	14
TRUSTEES & OFFICERS OF THE TRUST	16
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS	21
DETERMINATION OF NET ASSET VALUE	21
DISTRIBUTION	22
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES	26
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES	28
SHAREHOLDER SERVICES	28
TAXES	30
BROKERAGE ALLOCATION AND OTHER PRACTICES	44
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS	46
DESCRIPTION OF SHARES	50
PROXY VOTING	51
CODE OF ETHICS	52
FINANCIAL INFORMATION	53
EXHIBIT A (PROXY VOTING POLICIES AND PROCEDURES OF ADVISER)	54
EXHIBIT B (WORLD FUNDS TRUST PROXY VOTING POLICIES)	55
EXHIBIT C (NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER	57

THE TRUST

General.  World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

The Funds.  This SAI relates to Vest Armor S&P 500® Fund, Vest Armor S&P 500® (January) Fund, Vest Armor S&P 500® (February) Fund, Vest Armor S&P 500® (March) Fund, Vest Armor S&P 500®, (April) Fund, Vest Armor S&P 500® (May) Fund, Vest Armor S&P 500® (June) Fund, Vest Armor S&P 500® (July) Fund, Vest Armor S&P 500® (August) Fund, Vest Armor S&P 500® (September) Fund, Vest Armor S&P 500® (October) Fund, Vest Armor S&P 500® (November) Fund, and the Vest Armor S&P 500® (December) Fund (collectively, the “Vest S&P 500® Funds”) and the Vest Dynamic Distribution Fund (each a “Fund” or “Vest Fund and collectively, the “Vest Funds” or the “Funds”), and should be read in conjunction with the prospectuses the Funds. This SAI is incorporated by reference into the Funds’ prospectuses. No investment in shares should be made without reading the prospectuses. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “non-diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

Description of Multiple Classes of Shares.  The Funds are authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee, Class C Shares imposing no front-end sales charge, imposing a deferred sales charge of 1.00% if shares are redeemed within 1 year after purchase and charging a 1.00% 12b-1 and service fee, Investor Class Shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee; and Institutional Class Shares imposing no front-end or deferred sales charges and no 12b-1 fee.

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ADDITIONAL INFORMATION
ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objective and principal investment strategies are described in the prospectus. The Funds are “diversified” series as that term is defined in the Internal Revenue Code of 1986, as amended (the “Code”). The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover.  Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Funds’ Adviser makes purchases and sales for the Funds’ portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs described below. The Funds may invest in other investment companies and ETFs (defined below) (collectively “Underlying Funds”) – to the extent any of the investments or techniques are described, they may indicate the investments and techniques that the Funds generally will do directly or indirectly through investments in Underlying Funds.

Equity Securities.  Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

United States Government Obligations.  These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States

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Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities of Other Investment Companies.  Each Fund’s investments in Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the Underlying Fund. Generally, the Funds will not purchase securities of another investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding

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voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. However, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. In the alternative, the Funds intends to rely on Rule 12d1-3, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Securities Options.  The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (the “OCC”). Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

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Each Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Funds’ execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Funds will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.  There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires

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different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Funds. Inasmuch as the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Funds bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Funds’ securities that would result in a loss on both such securities and the options on stock indices acquired by the Funds.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Funds are unable to close out a call option on securities that it has written before the option is exercised, the Funds may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Funds are unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.  Transactions using options (other than options that the Funds has purchased) expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds’ assets to cover or segregated accounts could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

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Options on Futures Contracts.  The Funds may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options.  The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Funds writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Funds, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, because the Funds must maintain a secured position with respect to any call option on a security it writes, the Funds may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat dealer options as subject to the Funds’

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limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change its treatment of such instruments accordingly.

Short Sales.  The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Funds sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Funds makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds covers its short position, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of the Funds’ net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Funds contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Temporary Investments.  To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e, they may not be

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changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of The Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.
May not underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.
May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing and circumstances where the Funds are required to “cover” their positions, if a percentage or rating restriction on investment or use of assets set

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forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, the Funds are permitted, consistent with the 1940 Act, to borrow, and pledge its Shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The SEC has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of Shares (the Funds are a series of the Trust) and to divide those series into separate classes. Individual class and institutional class are separate classes. The Funds have no intention of issuing senior securities, except that the Trust has issued its Shares in separate series and may divide those series into classes of Shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

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INVESTMENT ADVISER

Adviser – VestSM Financial LLC, a CBOE company, 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102 (the “Adviser”) is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company. As of April 30, 2016, the Adviser had approximately $[4.7] million in assets under management. The Adviser, which is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. Under the Advisory Agreement, the Adviser assumes and pays all ordinary expenses of the Funds, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expense, underlying fund fees and expenses, all expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act, and extraordinary or non-recurring expenses.

For its services with respect to each of the Vest S&P 500® Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of Shares), as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999.99	0.75%
$250,000 - $749,999.99	0.65%
$750,000 - $1,499,999.99	0.60%
$1,500,000 – $4,999,999.99	0.55%
>$5,000,000	0.50%

To the extent, the Fund invest in any of the Vest Monthly Funds, it will waive the fee that it is entitled to under the advisory agreement with respect to the Fund.

For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of Shares), as a percentage of the Dynamic Distribution Fund’s average daily net assets according to the following schedule.

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Asset Level	Fee Rate
$0 - $249,999.99	1.00%
$250,000 - $749,999.99	0.85%
$750,000 - $1,499,999.99	0.75%
$1,500,000 – $4,999,999.99	0.65%
>$5,000,000	0.60%

The Advisers retains the right to use the name “Vest” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Adviser has the right to use the name “CBOE” in connection with description of the CBOE S&P 500 Buffer Protect Indexes, in description of the Adviser as an indirect majority owned by CBOE and in description of the trading venue where select portfolio securities may trade. The Trust’s right to use the name “Vest” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days written notice. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, fees payable pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% and 1.25% of the Dynamic Distribution Fund and the Vest S&P 500® Funds, respectively, until February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. Please refer to “Conflicts of Interest” section for information relating to the relationship of the Adviser and CBOE®

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PORTFOLIO MANAGERS

Portfolio Managers - As described in the prospectus, Messrs. Karan Sood and Johnathan Hale serve as Portfolio Managers responsible for the day-to-day investment management of the Funds. This section includes information about the Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of March 31, 2016.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Karan Sood
Johnathan Hale

Conflicts of Interests. Each Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

As noted above, the Adviser is a subsidiary of VFG, which is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board of Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. The Adviser will cause the Funds to purchase options on the CBOE®, including S&P 500® Index options and VIX options. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by

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any other non-affiliated party. Certain options used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. Additionally, CBOE® Holdings, Inc. owns a minority interest in the OCC, and the securities in which the Funds may take positions are cleared by the OCC. In this regard, the OCC may receive a benefit as a result of the positions taken (i.e., the securities purchased) by the Funds, and, as a result, CBOE® Holdings may indirectly benefit. The Trust and the Adviser have adopted procedures to ensure that any transactions of the Funds are consistent with applicable regulatory and statutory restrictions on affiliated transactions and are done in a manner that is subject to the oversight of the Trust’s Board of Trustees and is fair and equitable to the Funds. Additionally, the pricing for certain options positions held by the Funds is obtained indirectly from CBOE, and CBOE receives a fee for that service. See “Use of Third-Party Pricing Agents” later in this SAI for more information on the CBOE pricing services. The Trust and the Adviser have adopted procedures to ensure that any transactions of the Funds are consistent with applicable regulatory and statutory restrictions on affiliated transactions and are done in a manner that is subject to the oversight of the Trust’s Board of Trustees and is fair and equitable to the Funds. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VFG.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Adviser. In addition to base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser’s parent company VFG

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of _____.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds / Name of Fund
Karan Sood	None
Johnathan Hale	None

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent.  Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as each Fund’s administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and

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monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses.

Custodian.  Fifth Third Bank (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Fund’s assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund’s assets outside of the United States of America. The Delegate shall place and maintain the Fund’s assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund’s assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter.  First Dominion Capital Corp. (“FDCC” or the “Distributor”), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement“). Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of Shares. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no

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direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of each Fund’s shares is continuous. The Distributor is entitled to a portion of the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and this SAI.

Legal Counsel.  The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law Group™, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm.  The Trust’s independent registered public accounting firm, _____________, audits each Fund’s annual financial statements, assists in the preparation of certain reports to the SEC and prepares the Fund’s tax returns. ____________ is located at ___________________.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers.  The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has over 10 years of business experience as a practicing tax accountant and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit

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Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	30	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 57	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	30	None

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NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 79	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	30	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 70	President and Principal Executive Officer	Indefinite, Since June 2010	Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Treasurer	Indefinite, Since June 2008	Managing Director of Business Development, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law	N/A	N/A

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Richmond, VA 23235 Age: 47			firm), March 2007 to February 2010.
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011), Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services that the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the Trust’s most recent period ended March 31, 2016, the Audit Committee met ____ times.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. For the Trust’s most recent period ended March 31, 2016, the Committee met ___ times.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis. For the Trust’s most recent period ended March 31, 2016, the Committee did not meet.

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The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. For the Trust’s most recent period ended March 31, 2016, the Committee did not meet.

Trustee Compensation.  Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective April 1, 2016, each Trustee will receive an annual retainer of $_____.

Name of Person / Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees (*)(1)
David J. Urban, Trustee		$0	$0
Mary Lou H. Ivey, Trustee		$0	$0
Theo H. Pitt, Jr., Trustee		$0	$0
*	Company does not pay deferred compensation.

(1)	The “Fund Complex” consists of the Trust, which is comprised of the thirty Funds.

Trustee Ownership of Fund Shares – The table below shoes for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2015, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

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Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

Sales Loads.  No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities.  The Funds, the Adviser, and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own account.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.

The Funds have not commenced operations prior to the date of this SAI and therefore the Funds do not have any shareholders who beneficially own of record 5% or more of the outstanding shares of a Fund.

As of the date of this SAI, the Trustees and officers own less than 1% of a Fund’s shares.

DETERMINATION OF NET ASSET VALUE

General Policy.  The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

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Equity Securities.  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities.  If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Use of Third-Party Pricing Agents.  Pursuant to contracts with the Administrator, market prices for securities held by the Funds are generally provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator. With respect to options that trade on the CBOE, including the FLEX Options, the pricing will be obtained from an independent third-party pricing agent that, in turn, obtains such pricing from the CBOE Customized Options Pricing Service (“COPS”). COPS prices generally are derived as average of values supplied by third parties, and are not actual prices, bids or offers posted in any market. COPS is a paid service offed by CBOE. As a result, a portion of the fees that are paid to the independent third-party pricing agent for its services will, in turn, be paid to CBOE.

DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of a Fund’s shares.

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In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Statement of Intention.  The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 0.00% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month’s investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Dealer Reallowances.  Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

Dealer Reallowance As a Percentage of Offering Price for Class A Shares
Less than $50,000	$50,000 but less than $100,000	$100,000 but less than $250,000	$250,000 but less than $500,000	$500,000 but less than $1,000,000	$1,000,000 and over
5.00%	3.75%	2.75%	2.0%	1.75%	None

Plan of Distribution.  The Funds have a Distribution and Service Plan (each a “Plan” and together the “Plans”) for their Class A Shares, Class C Shares, and Investor Class Shares

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under which they may finance certain activities primarily intended to sell such classes of shares. The Trust has adopted the Plans in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority rules concerning sales charges.

The Plans provide that the Funds will pay a fee at an annual rate of 0.25% of the average daily net assets attributable to the Funds’ outstanding Class A Shares and Investor Class Shares and at an annual rate of 1.00% of the average daily net assets attributed to the Funds’ Class C Shares, in consideration for distribution and other services, which are described more fully below. The fee is generally paid to FDCC as compensation for distribution-related activities although the Funds may pay the fee directly to other Financial Intermediaries.

As noted above, payments for distribution expenses under the Plans are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by the Trust.” Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the Plans provide that a report of the amounts expended under the Plans, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. Each Plan provides that it may not be amended to increase materially the costs which shares of the Funds may bear for distribution pursuant to the Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plans or in any related agreement (the “12b-1 Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust understands that Financial Intermediaries may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Financial Intermediaries. Any such fees would be in addition to any amounts which may be received by an institution under the applicable Plans.

The Board has concluded that there is a reasonable likelihood that the Plans will benefit each Fund. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plans are subject to annual re-approval by a majority of the 12b-1 Trustees and each is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes’ outstanding shares of the Fund. Any agreement entered into pursuant to the Plans with a Financial Intermediary is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes’ outstanding shares of the Funds, by FDCC or by the Financial Intermediary. An agreement will also terminate automatically in the event of its assignment.

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As long as the Plans are in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

The Plans provide that expenditures may include, without limitation: (a) payments to the Distributor and to securities dealers and others in respect of the sale of shares of the Funds; (b) payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to these Plans) who engage in or support distribution of shares of the Funds or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Funds, and providing such other shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Funds, forwarding communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Funds or their service providers; (c) formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparation, printing and distribution of sales literature; (e) preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; (f) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (g) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

Shareholder Servicing Plan.  The Funds have adopted a shareholder service plan on behalf of its Investor Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of

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distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares.  You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares.  If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

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If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is a Fund’s general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund’s investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Funds next computed after your request for exchange is received in proper form.

Eligible Benefit Plans.  An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan’s inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares.  If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, a one percent (1.00%) deferred sales charge payable to the Distributor is deducted from the proceeds of a Fund’s Class A Shares if redeemed within one year after purchase.

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

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The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper order. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Funds or their shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary”) on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Funds to the Financial Intermediary under the Funds’ Rule 12b-1 Plan. For more information regarding the Funds’ Rule 12b-1 Plan, please see “Distribution - Plan of Distribution.”

SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Funds offer the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions.  A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Funds from unauthorized transactions.

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Automatic Investment Plan.  Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Funds. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans.  Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

1.   Individual Retirement Arrangements (IRAs).  IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Funds as the funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2.   Simplified Employee Pension Plans (SEPs).  SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at 855-505-VEST (8378). Each plan’s custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege.  To the extent that the Adviser manages other funds in the Trust, shareholders may exchange their shares for shares of any other series of the Trust managed by the Adviser, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence. Each account must meet the minimum investment requirements. As of the date of this prospectus, the Adviser does not manage any other funds in the Trust. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund’s NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

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TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•
a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•
a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC.  The Funds intend to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each

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taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

The Funds intend to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described below.

If a RIC fails this 90% source-of-income test as long as such failure was due to reasonable cause and not willful neglect it is no longer subject to a 35%. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

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Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Funds qualify as a RIC and distribute to their shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Funds will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

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To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of Capital Gain Dividends. If the Funds use net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce a Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Funds then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Funds. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC.  If the Funds are unable to satisfy the 90% distribution requirement or otherwise fail to qualify as a RIC in any year, they will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2013, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Funds failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Funds would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Funds failed to

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qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Funds made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders.  Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may,

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under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Funds may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Funds on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Funds will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Funds are properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Funds generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

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The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2013, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles.  When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Funds may constitute a “straddle” for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Funds may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

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A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes.  Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Funds) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in a Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition

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discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities.  To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Funds should recognize market discount on a debt obligation, and if so, what amount of market discount the Funds should recognize. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest.  A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Funds may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

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Tax-Exempt Shareholders.  A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Funds if shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Funds recognize “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds a Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Funds that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Funds that recognize “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation.  Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The ETFs in which the Funds invest may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Funds invest is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Funds, subject to certain limitations.

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A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Funds satisfy this requirement or if they meet certain other requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Funds should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations.

Foreign Shareholders.  Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Funds invest in an underlying fund that pays such distributions to the Funds, such distributions retain their character as not subject to withholding if properly reported when paid by the Funds to foreign persons.

The Funds are permitted to report such part of their dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Funds report all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

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Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Funds or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Funds to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of a Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

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If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding.  The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations.  Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Shareholder Reporting Obligations With Respect to Foreign Financial Assets.  Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements.  Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2013. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Funds after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Funds with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Funds require to comply with the new rules. Persons investing in the Funds through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Funds.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans.  Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders

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should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

FATCA.  Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions.    Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution

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and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-

45

research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers”  The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year.

Allocation.   When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each series (individually and collectively the “Fund” or “Funds”) of the Trust. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Fund and the Fund’s shareholders. The Board reviews these policies and procedures as necessary and compliance will

46

be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants, and that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1.
to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

47

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;

2.	research companies that allow the Adviser to perform attribution analysis for the Fund; and

3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the

Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

48

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund and its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

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Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee, Class C Shares imposing no front-end sales charge, imposing a deferred sales charge of 2.00% if shares are redeemed within 2 years after purchase and charging a 1.00% 12b-1 and service fee, Investor Class Shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee; and Institutional Class Shares imposing no front-end or deferred sales charges and no 12b-1 fee.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if

50

fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 855-505-VEST (8378) or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235; and (2) on the SEC’s website at http://www.sec.gov.

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CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

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FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Funds directly at:

World Funds Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Telephone: 855-505-VEST (8378)

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EXHIBIT A

[ADVISER PLEASE PROVIDE PROXY VOTING POLICY]

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EXHIBIT B

World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Adviser” and, collectively, the “Advisers”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the

55

event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

Adopted: November 26, 2013

Amended: January 26, 2015

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Exhibit C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.
The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.
The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.
The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

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Other Powers and Responsibilities

1.
The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:              August 2, 2013

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APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.
Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.
Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.
Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007.[1]

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007.[1]

(a)(3)	Registrant’s Agreement and Declaration of Trust dated April 9, 2007, as revised June 23, 2008.[2]

(b)	Registrant’s By-Laws dated April 9, 2007.[1]

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund.[44]

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund.[44]

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc.[18]

(d)(4)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM All-Cap Value Fund.[12]

(d)(5)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM V2000 SmallCap Value Fund.[12]

(d)(6)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM MicroCap Value Fund.[49]

(d)(7)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund.[14]

(d)(8)	Investment Advisory Agreement between the Registrant and B. Riley Asset Management, a division of B. Riley Capital Management, LLC with respect to the B. Riley Diversified Equity Fund.[43]

(d)(9)	Investment Advisory Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador International Fund.[20]

(d)(10)	Investment Advisory Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Core Fund.[40]

(d)(11)	Investment Advisory Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Explorer Fund.[40]

(d)(12)	Investment Advisory Agreement between the Registrant and Commonwealth Capital Management, LLC with respect to the Global Strategic Income Fund (formerly known as the European Equity Fund)).[21]

(d)(13)
Investment Sub-Advisory Agreement between Commonwealth Capital Management, LLC and Shikiar Asset Management, Inc. with respect to the Global Strategic Income Fund (formerly known as the European Equity Fund).

(d)(14)	Investment Advisory Agreement between the Registrant and Real Estate Management Services, LLC with respect to the REMS Real Estate Income 50/50 Fund.[22]

(d)(15)	Investment Advisory Agreement between the Registrant and Real Estate Management Services, LLC with respect to the REMS Real Estate Value-Opportunity Fund.[23]

(d)(16)	Investment Advisory between the Registrant and Chicago Partners Agreement Investment Group, LLC with respect to the Big 4 OneFund.[25]

(d)(17)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the Strategic Latin America Fund.[26]

(d)(18)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund.[47]

(d)(19)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the Strategic Global Long/Short Fund.[48]

(d)(20)	Investment Advisory Agreement between the Registrant and Vest SM Financial LLC, a CBOE® company with respect to the Vest Funds.[49]

(e)(1)	Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.[2]

(e)(2)	Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.[3]

(e)(3)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August 2, 2013.[12]

(e)(4)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated October 11, 2013.[14]

(e)(5)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated November 26, 2013.[15]

(e)(6)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August 15, 2014.[20]

(e)(7)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August 15, 2014.[21]

(e)(8)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August 15, 2014.[22]

(e)(9)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August 15, 2014.[23]

(e)(10)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated September 19, 2014.[25]

(e)(11)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated October 31, 2014.[40]

(e)(12)	Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated November 10, 2015.[47]

(e)(13)	Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp.[48]

(e)(14)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Strategic Global Long/Short Fund.[48]

(e)(15)	Schedule A to the Principal Underwriter Agreement dated April XX, 2016 between the Registrant and First Dominion Capital Corp with respect to the DGHM MicroCap Value Fund.[49]

(e)(16)	Schedule A to the Principal Underwriter Agreement dated April XX, 2016 between the Registrant and First Dominion Capital Corp with respect to the Vest Funds.[49]

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.[2]

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund.[8]

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund.[15]

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the B. Riley Diversified Equity Fund.[15]

(g)(5)
Custodian Agreement dated July 25, 2005 between the Fund’s prior Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund (formerly known as the European Equity Fund).[29]

(g)(6)
Novation Agreement dated August 15, 2014 for Custodian Services between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund (formerly known as the European Equity Fund).[29]

(g)(7)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Income 50/50 Fund.[22]

(g)(8)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Value-Opportunity Fund.[23]

(g)(9)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated September 19, 2014 between the Registrant and UMB Bank, N.A., to include the Big 4 OneFund.[25]

(g)(10)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated October 31, 2014 between the Registrant and UMB Bank, N.A., to include the Strategic Latin America Fund.[26]

(g)(11)	Form of Amended Appendix B and revised Appendix C to the Custody Agreement, dated October 31, 2014 between the Registrant and UMB Bank, N.A., to include the Strategic Global Long/Short Fund.[48]

(g)(12)	Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series.[40]

(g)(13)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series.[49]

(h)(1)	Administrative Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Shareholder Services, Inc.[3]

(h)(2)	Schedule A to the Administrative Services Agreement.[4]

(h)(3)	Amended and Restated Administrative Services Agreement dated July 30, 2008, as amended and restated between the Registrant and Commonwealth Shareholder Services, Inc.[4]

(h)(4)	Amended and Restated Administrative Services Agreement between the Registrant and Commonwealth Shareholder Services, Inc.[5]

(h)(5)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Union Street Partners Value Fund.[5]

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund.[49]

(h)(7)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Perkins Discovery Fund.[8]

(h)(8)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the DGHM Funds.[12]

(h)(9)
Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the REMS International Real Estate Value-Opportunity Fund.[14]

(h)(10)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the B. Riley Diversified Equity Fund.[15]

(h)(11)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Toreador International Fund.[20]

(h)(12)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Toreador Core Fund.[49]

(h)(13)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Toreador Explorer Fund.[49]

(h)(14)
Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Global Strategic Income Fund (formerly known as the European Equity Fund).[21]

(h)(15)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the REMS Real Estate Income 50/50 Fund.[22]

(h)(16)
Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the REMS Real Estate Value-Opportunity Fund.[23]

(h)(17)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Big 4 OneFund.[25]

(h)(18)	Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Strategic Latin America Fund.[26]

(h)(19)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc.[48]

(h)(20)	Schedule A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund.[47]

(h)(21)	Schedule A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Strategic Global Long/Short Fund.[48]

(h)(22)	Schedule A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the DGHM Funds.[49]

(h)(23)	Schedule A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Vest Funds.[49]

(h)(24)	Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.[3]

(h)(25)	Schedule C to the Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.[4]

(h)(26)	Amended and Restated Transfer Agency and Services Agreement between the Registrant and Commonwealth Fund Services.[5]

(h)(27)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Union Street Partners Value Fund.[5]

(h)(28)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Perkins Discovery Fund.[8]

(h)(29)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the DGHM Funds.[12]

(h)(30)
Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the REMS International Real Estate Value-Opportunity Fund.[14]

(h)(31)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the B. Riley Diversified Equity Fund.[15]

(h)(32)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Toreador International Fund.[20]

(h)(33)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Toreador Core Fund.[49]

(h)(34)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Toreador Explorer Fund.[49]

(h)(35)
Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Global Strategic Income Fund (formerly known as the European Equity Fund).[21]

(h)(36)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the REMS Real Estate Income 50/50 Fund.[22]

(h)(37)
Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the REMS Real Estate Value-Opportunity Fund.[23]

(h)(38)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Big 4 OneFund.[25]

(h)(39)	Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Strategic Latin America Fund.[26]

(h)(40)	Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.[3]

(h)(41)	Schedule A to the Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.[4]

(h)(42)	Amended and Restated Accounting Services Agreement between the Registrant and Commonwealth Fund Accounting, Inc.[5]

(h)(43)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Union Street Partners Value Fund.[5]

(h)(44)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Perkins Discovery Fund.[8]

(h)(45)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the DGHM Funds.[12]

(h)(46)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the B. Riley Diversified Equity Fund.[15]

(h)(47)
Accounting Services Agreement dated August 23, 2006 between the prior Fund’s Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund (formerly known as the European Equity Fund).[29]

(h)(48)
Novation Agreement dated August 15, 2014 for Accounting Services between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund (formerly known as the European Equity Fund).[29]

(h)(49)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Toreador Core Fund.[49]

(h)(50)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Toreador Explorer Fund.[48]

(h)(51)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the REMS Real Estate Income 50/50 Fund.[22]

(h)(52)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the REMS Real Estate Value-Opportunity Fund.[23]

(h)(53)	Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Big 4 OneFund.[25]

(h)(54)	Accounting Services Agreement dated October 31, 2014 between the Registrant and UMB Fund Services, Inc. with respect to Strategic Latin America Fund.[26]

(h)(55)
Form of Amended and Restated Schedule A to the Accounting Services Agreement dated November 11, 2015 between the Registrant and UMB Fund Services, Inc. with respect to Strategic Global Long/Short Fund.[48]

(h)(56)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the Class A Shares and Class C Shares of the Union Street Partners Value Fund.[7]

(h)(57)	Expense Limitation Agreement between the Registrant and McGinn Investment Management, Inc. with respect to the Class A Shares of the Union Street Partners Value Fund.[6]

(h)(58)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund.[18]

(h)(59)	Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM Funds.[49]

(h)(60)	Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund.[49]

(h)(61)	Expense Limitation Agreement between the Registrant and B. Riley Asset Management, a division of B. Riley Capital Management, LLC with respect to the B. Riley Diversified Equity Fund.[15]

(h)(62)	Expense Limitation Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Funds.[40]

(h)(63)	Expense Limitation Agreement between the Registrant and Commonwealth Capital Management, LLC with respect to the Global Strategic Income Fund (formerly known as the European Equity Fund).[49]

(h)(64)	Expense Limitation Agreement between the Registrant and Real Estate Management Services, LLC with respect to the REMS Real Estate Income 50/50 Fund.[49]

(h)(65)	Expense Limitation Agreement between the Registrant and Real Estate Management Services, LLC with respect to the REMS Real Estate Value-Opportunity Fund.[49]

(h)(66)	Expense Limitation Agreement between the Registrant and Chicago Partners Investment Group, LLC with respect to the Big 4 OneFund.[25]

(h)(67)	Expense Limitation Agreement Between The Registrant And Strategic Asset Management, Ltd. with respect to the Strategic Latin America Fund.[26]

(h)(68)	Expense Limitation Agreement Between The Registrant And Strategic Asset Management, Ltd. with respect to the Strategic Global Long/Short Fund.[48]

(h)(69)	Expense Limitation Agreement between the Registrant and VestSM Financial LLC, a CBOE® company with respect to the Vest Funds.[49]

(h)(70)	Shareholder Services Plan dated October 1, 2008.[3]

(h)(71)	Revised Schedule A to the Shareholder Services Plan dated October 1, 2008.[4]

(h)(72)	Amended Schedule A to the Shareholder Services Plan.[5]

(h)(73)	Shareholder Services Plan, dated August 2, 2013, with respect to DGHM V2000 SmallCap Value Fund Investor Class Shares.[12]

(h)(74)	Shareholder Services Plan, dated April XX, 2016, with respect to DGHM MicroCap Value Fund Investor Class Shares.[49]

(h)(75)	Shareholder Services Plan, dated April XX, 2016, with respect to Vest Funds Class A Shares and Class C Shares.[49]

(h)(76)	Amended Schedule A to the Shareholder Services Plan with respect to the REMS International Real Estate Value-Opportunity Fund.[14]

(h)(77)	Administrative Services Plan with respect to the Retail Class Shares of the Toreador Core Fund.[40]

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund.[5]

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund.[46]

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund.[9]

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund.[37]

(i)(5)	Opinion and Consent of Legal Counsel for DGHM Funds.[13]

(i)(6)	Consent of Legal Counsel for DGHM Funds.[36]

(i)(7)	Opinion and Consent of Legal Counsel for DGHM MicroCap Value Fund.[49]

(i)(8)	Consent of Legal Counsel for DGHM MicroCap Value Fund.[49]

(i)(9)	Consent of Legal Counsel for B. Riley Diversified Equity Fund.[45]

(i)(10)	Consent of Legal Counsel for Toreador International Fund and Toreador Core Fund.[40]

(i)(11)	Opinion of Legal Counsel for Toreador International Fund.[28]

(i)(12)	Opinion and Consent of Legal Counsel for Toreador Core Fund.[32]

(i)(13)	Opinion of Legal Counsel for Toreador Core Fund.[32]

(i)(14)	Opinion and Consent of Counsel regarding tax matters for the Toreador Core Fund.[39]

(i)(15)	Opinion and Consent of Legal Counsel for Toreador Explorer Fund.[30]

(i)(16)	Consent of Legal Counsel for the Global Strategic Income Fund (formerly known as the
European Equity Fund).[42]

(i)(17)	Opinion of Legal Counsel for the European Equity Fund.[28]

(i)(18)	Opinion and Consent of Legal Counsel for REMS International Real Estate Value- Opportunity Fund.[14]

(i)(19)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund.[41]

(i)(20)	Opinion and Consent of Legal Counsel for REMS Real Estate Income 50/50 Fund.[22]

(i)(21)	Opinion of Legal Counsel for REMS Real Estate Income 50/50 Fund.[28]

(i)(22)	Opinion and Consent of Legal Counsel for REMS Real Estate Value-Opportunity Fund.[23]

(i)(23)	Opinion of Legal Counsel for REMS Real Estate Value-Opportunity Fund.[28]

(i)(24)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund.[31]

(i)(25)	Opinion and Consent of Legal Counsel for Big 4 OneFund.[25]

(i)(26)	Opinion and Consent of Legal Counsel for Strategic Latin America Fund.[26]

(i)(27)	Consent of Legal Counsel for Strategic Latin America Fund.[38]

(i)(28)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund.[47]

(i)(29)	Opinion and Consent of Legal Counsel for Strategic Global Long/Short Fund.[48]

(i)(30)	Opinion and Consent of Legal Counsel for Vest Funds.[49]

(j)(1)	Consent of independent public accountants for Union Street Partners Value Fund.[46]

(j)(2)	Consent of independent public accountants for Perkins Discovery Fund.[37]

(j)(3)	Consent of independent public accountants for DGHM Funds.[36]

(j)(4)	Consent of independent public accountants for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS Real Estate Value-Opportunity Fund.[32]

(j)(5)	Consent of independent public accountants for REMS International Real Estate Value-Opportunity Fund.[41]

(j)(6)	Consent of independent public accountants for B. Riley Diversified Equity Fund.[45]

(j)(7)	Consent of independent public accountants for Toreador International Fund.[40]

(j)(8)	Consent of independent public accountants for Toreador Core Fund.[40]

(j)(9)	Consent of independent public accountants for the Global Strategic Income Fund (formerly known as the European Equity Fund).[42]

(j)(10)	Consent of independent public accountants for Strategic Latin America Fund.[38]

(j)(11)	Consent of independent public accountants for Clifford Capital Partners Fund.[47]

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.[3]

(m)(2)	Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.[4]

(m)(3)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1.[26]

(m)(4)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund.[18]

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated August 2, 2013, for the Investor Class Shares and Class C Shares of the DGHM Funds.[12]

(m)(6)	Distribution Plan Pursuant to Rule 12b-1, dated April XX, 2016, for the Investor Class Shares of the DGHM MicroCap Value Fund.[49]

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated November 26, 2013, for the Investor Class Shares of the B. Riley Diversified Equity Fund.[19]

(m)(8)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Investor Class Shares and Class C Shares of the Toreador International Fund.[20]

(m)(9)	Distribution Plan Pursuant to Rule 12b-1, dated October 31, 2014, for the Investor Class Shares of the Toreador Explorer Fund.[40]

(m)(10)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Class A Shares and Class C Shares of the Global Strategic Income Fund (formerly known as the European Equity Fund).[21]

(m)(11)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Income 50/50 Fund.[22]

(m)(12)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Value-Opportunity Fund.[23]

(m)(13)	Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2014, for the Class A Shares, of the B. Riley Diversified Equity Fund.[19]

(m)(14)	Distribution Plan Pursuant to Rule 12b-1, dated September 19, 2014, for the Investor Class Shares of the Big 4 OneFund.[25]

(m)(15)	Distribution Plan Pursuant to Rule 12b-1, dated October 31, 2014, for the Class A Shares of the Strategic Latin America Fund.[26]

(m)(16)	Distribution Plan Pursuant to Rule 12b-1, dated November 11, 2015, for the Investor Class Shares of the Clifford Capital Partners Fund.[47]

(m)(17)	Amended Distribution Plan Pursuant to Rule 12b-1, dated February 18, 2016, for the Class A Shares and Class C Shares of the Strategic Global Long/Short Fund.[48]

(m)(18)	Distribution Plan Pursuant to Rule 12b-1, dated April XX, 2016, for the Class A Shares and Class C Shares of the Vest Funds.[49]

(n)(1)	Rule 18f-3 Multiple Class Plan with respect to Class A Shares, Class C Shares and Advisor Class Shares of the Union Street Partners Value Fund.[44]

(n)(2)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Investor Class Shares and Class C Shares of the DGHM Funds.[12]

(n)(3)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares and Investor Class Shares of the DGHM MicroCap Value Fund.[49]

(n)(4)	Rule 18f-3 Multiple Class Plan with respect to Class A Shares, Institutional Class Shares and Investor Class Shares of the B. Riley Diversified Equity Fund.[19]

(n)(5)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Class C Shares and Investor Class Shares of the Toreador International Fund.[20]

(n)(6)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, and Retail Class Shares of the Toreador Core Fund.[49]

(n)(7)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, and Investor Class Shares of the Toreador Explorer Fund.[40]

(n)(8)	Rule 18f-3 Multiple Class Plan with respect to Class A Shares and Class C Shares of the Global Strategic Income Fund (formerly known as the European Equity Fund).[21]

(n)(9)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class and Platform Class Shares of the REMS Real Estate Income 50/50 Fund.[22]

(n)(10)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares and Platform Class Shares of the REMS Real Estate Value-Opportunity Fund.[23]

(n)(11)	Rule 18f-3 Multiple Class Plan with respect to Investor Class Shares and Institutional Class Shares of the Big 4 OneFund.[25]

(n)(12)	Rule 18f-3 Multiple Class Plan with respect to Investor Class Shares and Institutional Class Shares of the Clifford Capital Partners Fund.[47]

(n)(13)	Rule 18f-3 Multiple Class Plan with respect to Class A Shares and Class C Shares of the Strategic Global Long/Short Fund.[48]

(n)(14)	Rule 18f-3 Multiple Class Plan with respect to Class A Shares and Class C Shares of the Vest Funds.[49]

(o)	Reserved.

(p)(1)	Combined Code of Ethics for the Registrant, Commonwealth Capital Management, LLC and First Dominion Capital Corp. (the distributor for the Registrant).[4]

(p)(2)	Code of Ethics for Union Street Partners, LLC.[5]

(p)(3)	Code of Ethics for McGinn Investment Management, Inc.[20]

(p)(4)	Code of Ethics for Perkins Capital Management, Inc.[8]

(p)(5)	Code of Ethics for Real Estate Management Services Group, LLC.[22]

(p)(6)	Code of Ethics for B. Riley Asset Management, a division of B. Riley Capital Management, LLC.[15]

(p)(7)	Code of Ethics for Toreador Research & Trading, LLC.[27]

(p)(8)	Code of Ethics for Commonwealth Capital Management, LLC.[21]

(p)(9)	Code of Ethics for Shikiar Asset Management, Inc.[42]

(p)(10)	Code of Ethics for Dalton, Greiner, Hartman, Maher & Co., LLC.[17]

(p)(11)	Code of Ethics for Chicago Partners Investment Group, LLC.[25]

(p)(12)	Code of Ethics for Strategic Asset Management, Ltd.[26]

(p)(13)	Code of Ethics for Clifford Capital Partners, LLC.[47]

(p)(13)	Code of Ethics for VestSM Financial LLC, a CBOE® company[49]

(q)	Powers of Attorney.[36]

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 8, 2008 (File Nos. 333-148723 and 811-22172).
2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2008 (File Nos. 333-148723 and 811-22172).
3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 2, 2008 (File Nos. 333-148723 and 811-22172).
4.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 25, 2008 (File Nos. 333-148723 and 811-22172).
5.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 13, 2010 (File Nos. 333-148723 and 811-22172).
6.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 24, 2011 (file Nos. 333-148723 and 811-22172).
7.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 7, 2011 (file Nos. 333-148723 and 811-22172).
8.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2012 (file Nos. 333-148723 and 811-22172).
9.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 29, 2012 (file Nos. 333-148723 and 811-22172)
10.	Omitted.
11.	Omitted.
12.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 9, 2013. (File Nos. 333-148723 and 811-22172).
13.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 23, 2013. (File Nos. 333-148723 and 811-22172).
14.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 26, 2013. (File Nos. 333-148723 and 811-22172).
15.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 10, 2014. (File Nos. 333-148723 and 811-22172).
16.	Omitted.
17.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 30, 2014. (File Nos. 333-148723 and 811-22172).
18.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2014. (File Nos. 333-148723 and 811-22172).
19.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 1, 2014. (File Nos. 333-148723 and 811-22172).
20.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
21.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).

22.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
23.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
24.	Omitted.
25.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 19, 2014. (File Nos. 333-148723 and 811-22172).
26.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014. (File Nos. 333-148723 and 811-22172).
27.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 29, 2014. (File Nos. 333-148723 and 811-22172).
28.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015. (File Nos. 333-148723 and 811-22172).
29.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on March 31, 2015. (File Nos. 333-148723 and 811-22172).
30.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2015. (File Nos. 333-148723 and 811-22172).
31.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 30, 2015. (File Nos. 333-148723 and 811-22172).
32.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 8, 2015. (File Nos. 333-148723 and 811-22172).
33.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 21, 2015. (File Nos. 333-148723 and 811-22172).
34.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 8, 2015. (File Nos. 333-148723 and 811-22172).
35.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 23, 2015. (File Nos. 333-148723 and 811-22172).
36.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 29, 2015. (File Nos. 333-148723 and 811-22172).
37.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2015. (File Nos. 333-148723 and 811-22172).
38.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2015. (File Nos. 333-148723 and 811-22172).
39.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 6, 2015. (File Nos. 333-148723 and 811-22172).
40.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2015. (File Nos. 333-148723 and 811-22172).
41.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 16, 2015. (File Nos. 333-148723 and 811-22172).
42.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 2015. (File Nos. 333-148723 and 811-22172).
43.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 6, 2015. (File Nos. 333-148723 and 811-22172).
44.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 20, 2015. (File Nos. 333-148723 and 811-22172).
45.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 15, 2016. (File Nos. 333-148723 and 811-22172).
46.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 28, 2016. (File Nos. 333-148723 and 811-22172).
47.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 8, 2016. (File Nos. 333-148723 and 811-22172).
48.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 23, 2016. (File Nos. 333-148723 and 811-22172).
49.	To be filed by Amendment.

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Investment Management, Inc.	801-40578
Dalton, Greiner, Hartman, Maher & Co., LLC	801-62895
Perkins Capital Management, Inc.	801-22888
B. Riley Asset Management, a division of B. Riley Capital Management, LLC	801-78852
Real Estate Management Services Group, LLC	801-61061
Commonwealth Capital Management, LLC	801-60040
Shikiar Asset Management, Inc.	801-44062
Toreador Research & Trading, LLC	801-66461
Chicago Partners Investment Group, LLC	801-69500
Strategic Asset Management, Ltd.	801-70903
Clifford Capital Partners, LLC	801-78911
Vest SM Financial LLC, a CBOE® company	801-77463

Item 32. Principal Underwriters

a)	First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc.

b)	First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the Funds).

c)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

d)	Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

e)	Union Street Partners LLC, 1421 Prince Street, Suite 400 Alexandria, VA 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

f)	McGinn Investment Management, Inc., 201 North Union Street, Suite 101, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

g)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, MN 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

h)	Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, NY 10017 (records relating to its function as the investment adviser to the DGHM Funds).

i)
Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS International Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund).

j)
B. Riley Asset Management, a division of B. Riley Capital Management, LLC, 11100 Santa Monica Blvd., Suite 800, Los Angeles, California 90025 (records relating to its function as the investment adviser to the B. Riley Diversified Equity Fund).

k)	Toreador Research & Trading, LLC, 7493 N. Ingram Avenue, Suite 104, Fresno, California 93711 (records relating to its function as the investment adviser to the Toreador Funds).

l)
Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to the Global Strategic Income Fund (formerly known as the European Equity Fund)).

m)
Shikiar Asset Management, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036 (records relating to its function as sub-adviser to the Global Strategic Income Fund (formerly known as the European Equity Fund)).

n)	Chicago Partners Investment Group, LLC, One North Wacker Drive, Suite 4110, Chicago, Illinois 60606 (records relating to its function as the investment adviser to the Big 4 OneFund).

o)
Strategic Asset Management, Ltd., Calle Ayacucho No. 277, La Paz, Bolivia (records relating to its function as the investment adviser to the Strategic Latin America Fund and Strategic Global Long/Short Fund).

p)	Clifford Capital Partners, LLC, 40 Shuman Boulevard, Suite 256, Napierville, Illinois, 60563 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund).

q)	VestSM Financial LLC, a CBOE company, 8300 Greensboro Drive, Suite 800, McLean, Virginia 22102 (records relating to its function as the investment adviser to the Vest Funds).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 160 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 2nd day of March, 2016.

WORLD FUNDS TRUST

By: /s/ John Pasco, III
John Pasco, III
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	March 2, 2016

*Mary Lou H. Ivey	Trustee	March 2, 2016

*Theo H. Pitt	Trustee	March 2, 2016

/s/ John Pasco, III	President and Principal Executive Officer	March 2, 2016

/s/ Karen Shupe	Treasurer and Principal Financial Officer	March 2, 2016

*By: Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney